FILE NOS.
                                                                    333-119867
                                                                     811-21624

                                    FORM N-1A
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                         ------------------------------


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
            PRE-EFFECTIVE AMENDMENT  NO.                             [ ]
            POST-EFFECTIVE AMENDMENT NO.  1                          [X]

                                     AND/OR

  REGISTRATION STATEMENT UNDERTHE INVESTMENT COMPANY ACT OF 1940
               AMENDMENT NO.   5                                     [X]
               ------------------------------

      ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
                       5701 Golden Hills Drive
                        Minneapolis, MN 55416
                           (763) 765-2913
               ------------------------------

                NAME AND ADDRESS OF AGENT FOR SERVICE OF PROCESS:
                                H. Bernt von Ohlen
                             Allianz Life Advisers, LLC
                             5701 Golden Hills Drive
                              Minneapolis, MN 55416

                          COPIES OF COMMUNICATIONS TO:
                             Michael J. Radmer, Esq.
                              Dorsey & Whitney LLP
                        50 South Sixth Street, Suite 1500
                              Minneapolis, MN 55402

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on (May 1, 2006) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing  pursuant to paragraph (a)(2) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     [ ]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           PART A - PROSPECTUS
                           ____________________



                       ALLIANZ VARIABLE INSURANCE PRODUCTS
                               FUND OF FUNDS TRUST

                            AZL FUSION BALANCED FUND
                            AZL FUSION MODERATE FUND
                             AZL FUSION GROWTH FUND
                   (EACH A "FUND," AND TOGETHER, THE "FUNDS")

                                   PROSPECTUS
                                   MAY 1, 2006

                   ALLIANZ LIFE ADVISERS, LLC (THE "MANAGER")



Shares of each Fund are sold exclusively to certain insurance companies in connection with particular variable annuity contracts and/or variable life insurance policies (the "Contracts") they issue. The insurance companies invest in shares of the Funds in accordance with instructions received from owners of the applicable Contracts.

This prospectus must be accompanied or preceded by a current prospectus for the Contracts that invest in the Funds. For a current prospectus for each of the underlying funds in which the Funds invest, call the toll-free number listed below.

                                   Questions?
                          Call toll free 1-877-833-7113
                       or your investment representative.

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.




                                TABLE OF CONTENTS
      FUND SUMMARIES...................................................................................2
          PURPOSE OF THE FUNDS.........................................................................3
          INVESTMENT OBJECTIVE.........................................................................3
          PRINCIPAL INVESTMENT STRATEGIES..............................................................3
          AZL FUSION BALANCED FUND.....................................................................4
          AZL FUSION MODERATE FUND.....................................................................7-
          AZL FUSION GROWTH FUND......................................................................10

      MORE ABOUT THE FUNDS............................................................................13
          TEMPORARY DEFENSIVE POSITIONS...............................................................13
          PORTFOLIO TURNOVER..........................................................................13
          PERMITTED UNDERLYING FUNDS..................................................................13
          INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES OF THE PERMITTED UNDERLYING FUNDS.14
          RISKS OF THE PERMITTED UNDERLYING FUNDS.....................................................15
          GENERAL RISKS...............................................................................15
          RISKS OF STOCKS.............................................................................15
          RISKS OF BONDS..............................................................................16

      MANAGEMENT......................................................................................16
          THE MANAGER.................................................................................16
          INVESTMENT SUBADVISERS......................................................................17
          THE ADMINISTRATOR AND DISTRIBUTOR...........................................................17

      LEGAL PROCEEDINGS...............................................................................17

      PRICING OF FUND SHARES..........................................................................18

      PURCHASE AND REDEMPTION OF SHARES...............................................................18

      MARKET TIMING...................................................................................19

      DIVIDENDS, DISTRIBUTIONS AND TAXES..............................................................21

      PORTFOLIO SECURITIES............................................................................21

      FINANCIAL HIGHLIGHTS............................................................................22


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The Allianz Variable Insurance Products Fund of Funds Trust -Prospectus-
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FUND SUMMARIES
This prospectus provides information about three mutual funds ("the Funds") offered by the Allianz Variable Insurance Products Fund of Funds Trust (the "Trust"). The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for all the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the summaries to compare the Funds with other mutual funds. More information about the risks and investment techniques of the Funds can be found in the "More About the Funds" section of this prospectus. "You" and "your" refer to both direct shareholders (including the insurance company separate accounts that invest assets on behalf of their contract holders) and contract holders who invest in the Funds indirectly through their variable annuity contracts or variable life insurance policies (the "Contracts").

Each Fund is a diversified open-end fund and a series of the Trust. Each Fund is a "fund of funds" and diversifies its assets by investing in the shares of several other affiliated underlying mutual funds (the "Permitted Underlying Funds"), some of which are listed in the "More About the Funds -- Permitted Underlying Funds" section of this prospectus. The Funds may also purchase government securities and short-term debt securities (together with the Permitted Underlying Funds, the "Permitted Underlying Investments").



The Board of Trustees approved a change in the name of the Trust effective May 1, 2006. The name of the Trust changed from USAllianz Variable Insurance Products Fund of Funds Trust to Allianz Variable Insurance Products Fund of Funds Trust. The names of the Funds have changed. In the new Fund names, AZL replaces USAZ. For example, the USAZ Fusion Balanced Fund is now the AZL Fusion Balanced Fund. The names of some of the Permitted Underlying Funds have also changed, with AZL replacing USAZ.


The Fund summaries contain a discussion of the principal risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time. Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

This prospectus is designed to help you make informed decisions about one of the investments available under your Contract. You will find details about how your Contract works in the related Contract prospectus.


This prospectus includes information on the following Funds:
o   AZL Fusion Balanced Fund
o   AZL Fusion Moderate Fund
o   AZL Fusion Growth Fund

 "Fusion" is a branding term that refers to the "fusion" of the Manager's investment process with research in the form of statistical and factual information provided by Morningstar Associates, LLC ("Morningstar"). The Manager determines what securities should be purchased or sold by the Funds and regularly advises the Funds with regard to investing in, purchasing, or selling securities. The Manager makes investment decisions based on many factors, one of which is research provided by Morningstar. Morningstar serves as a consultant to the Manager with respect to selecting the Permitted Underlying Investments and the Fund's asset allocations among the Permitted Underlying Funds by providing portfolio modeling and statistical analysis. Morningstar does not have advisory authority with regard to the Funds and does not effect any portfolio transactions. The Fund's portfolios are managed by and investment decisions are made by the Manager. Morningstar and its agreement with the Manager are further discussed in the Management section of the prospectus and Statement of Additional Information.


The terms "Balanced," "Moderate" and "Growth" are commonly used terms describing the risk profile and equity allocation of each Fund. The individual Funds are not restricted in terms of investing in any particular asset class. Each Fund may invest in any Permitted Underlying Fund, and therefore can invest in any asset class. The Funds are distinguished primarily on the basis of relative equity/fixed income allocations and beta, rather than orientation toward different asset classes. Please see the chart in the "More About the Funds -- Permitted Underlying Funds" section of this prospectus for a list of Permitted Underlying Funds in each asset class. "Beta" is a measurement of a stock's volatility in relation to the overall market, which by definition has a beta of
1.0. A beta higher than 1.0 implies greater volatility than the overall market. A beta lower than 1.0 implies less volatility than the overall market.

                                        2
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The Allianz Variable Insurance Products Fund of Funds Trust -Prospectus-
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The AZL Fusion Balanced Fund invests 45% - 55% of its assets in equity funds and
45% - 55% in fixed income funds.
The AZL Fusion Moderate Fund invests 60% - 70% of its assets in equity funds and 30% - 40% in fixed income funds.
The AZL Fusion Growth Fund invests 75% - 85% of its assets in equity funds and 15% - 25% in fixed income funds.


Each Fund currently offers one share class.


PURPOSE OF THE FUNDS
Each Fund is designed to provide an asset allocation option corresponding to different investment objectives. Each Fund invests primarily in Permitted Underlying Funds that represent different asset classes in the Fund's asset allocation. Each Fund may also invest in government securities and short-term debt securities.


The Funds are primarily designed:

o To help achieve an investor's savings objectives through a predetermined asset allocation program.
o To maximize long-term total return potential at an acceptable level of risk through broad diversification among several asset classes.

In selecting a Fund, investors should consider their personal objectives, investment time horizons, risk tolerances and financial circumstances. For more information about the Funds' investment strategies, please read the principal investment strategy section for each Fund.

INVESTMENT OBJECTIVE
The investment objective of each Fund is to maximize total investment return for a given level of risk and volatility as specified in more detail in the summaries below. Each Fund will seek this objective through the principal strategies described below. There can be no assurance that a Fund will achieve its objective.


PRINCIPAL INVESTMENT STRATEGIES
The Funds are designed to provide diversification across several major asset classes and to suit a range of individual investment objectives, time horizons and risk tolerances. Each Fund invests in Permitted Underlying Investments as shown below. Each Fund has a mix of investments based on an asset allocation among the asset classes shown below. The portfolio management team monitors each Fund's holdings and cash flow and periodically adjusts a Fund's asset allocation. As a result of these adjustments, the Permitted Underlying Investments that the Funds may invest in will change from time to time.

The currently available Permitted Underlying Funds are advised or sub-advised by the Manager or an affiliate of the Manager, and include all of the investment portfolios offered by the Allianz Variable Insurance Products Trust ("AZL Funds"). Please see the section entitled "Management -- The Manager" below for further information regarding the Manager's affiliation with certain Permitted Underlying Funds.


                                        3
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The Allianz Variable Insurance Products Fund of Funds Trust -Prospectus-
May 1, 2006
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

AZL FUSION BALANCED FUND

INVESTMENT OBJECTIVE. The AZL Fusion Balanced Fund seeks to achieve long-term capital appreciation with preservation of capital as an important consideration.


PRINCIPAL INVESTMENT STRATEGY. The Fund seeks to achieve its goal by investing in a combination of Permitted Underlying Investments through an analysis that includes the implementation of a strategic asset allocation model based upon information provided by Morningstar.

In seeking to achieve the Fund's investment objective, the Manager's investment strategies include:
o Allocating the Fund's assets among the Permitted Underlying Investments based on the Fund's investment objective and on a strategic asset allocation model developed from information provided by Morningstar for selecting Permitted Underlying Investments and determining the appropriate allocation to each Permitted Underlying Investment.
o Under normal market conditions, allocating the Fund's investments in the Permitted Underlying Investments so that 45% to 55% of the Fund's assets are invested in equity funds with the remaining balance invested in fixed income funds. All of the asset classes listed on the chart in the "More About the Funds -- Permitted Underlying Funds" section of this prospectus primarily invest in equity funds with the exception of High-Yield Bonds, Intermediate-Term Bonds (including government securities) and Cash Equivalents (including short-term paper). This does not, however, restrict the Manager's ability to go above or below this range where the Manager considers it appropriate.
o Under normal market conditions, restricting aggregate portfolio volatility to a beta of 0.35 to 0.65.
o Regularly reviewing and adjusting the allocations to favor those Permitted Underlying Investments that the Manager believes will provide acceptable risk volatility and the most favorable prospects for achieving the Fund's investment objective.


Shorter-term allocations may vary from the Fund's target asset allocation. However, the investment strategy should approximate the target allocation mix over longer investment periods. The Manager may change the asset allocation among the asset classes or may invest in other Permitted Underlying Investments, from time to time if it believes that doing so would better enable the Fund to pursue its investment objective. See "More About the Funds -- Temporary Defensive Positions" for additional information on Fund strategies.



PERMITTED UNDERLYING FUNDS. The Fund allocates its assets among the asset classes by investing in Permitted Underlying Funds that have investment objectives and principal investment strategies consistent with each asset class. The Permitted Underlying Funds in which the Fund invests use a broad array of investment strategies and invest in many types of securities. The Fund intends to be fully invested at all times. However, the Fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions. The Fund may invest in, but is not limited to, the following asset classes: Small Cap, Mid Cap, Large Growth, Large Blend, Large Value, International Equity, Specialty, High-Yield Bonds (also known as "junk bonds"), Intermediate-Term Bonds, and Cash Equivalent. The Fund currently is restricted in the types of investments it can acquire. The Fund purchases only Permitted Underlying Funds managed by affiliates and government securities and short-term debt securities. For more details on the Permitted Underlying Funds that make up each asset class, please refer to "More About the Funds -- Permitted Underlying Funds."


MAIN RISKS. The price per share of the Fund will fluctuate with changes in value of the Permitted Underlying Investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. You pay fees at both the Fund level and the Underlying Fund level. See the section entitled "Your Expenses" for more details on the fees and expenses associated with the Fund.

The AZL Fusion Balanced Fund attempts to balance the goals of capital appreciation and preservation of capital by investing its assets at a targeted rate of 45% to 55% equity funds and 45% to 55% fixed income funds, including real return funds. A "real return" fund is one that seeks to provide a return higher than the rate of inflation. The allocation targets were constructed to help moderate the impact of equity market volatility on the returns of the Fund by diversifying the Fund into fixed income and real return funds. Since this Fund invests relatively equally in equity and fixed income funds, the risks associated with investing in this Fund are more or less equalized among the types of risk. This Fund invests a higher percentage of its assets in fixed income funds than the AZL Fusion Moderate Fund or the AZL Fusion Growth Fund. As a result, the Fund is more prone to interest rate risk or credit risk than the other Funds and less prone to such risks as capitalization risk, risks of growth or value stocks, derivative instruments risk, or industry sector risk.

                                        4
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The Allianz Variable Insurance Products Fund of Funds Trust -Prospectus-
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

The Manager believes this allocation is appropriate for investors with low risk tolerance and a shorter time horizon. There can be no assurances that lower levels of volatility will be achieved.

The Fund faces the following general risks:

o PERFORMANCE RISK. The assets of the Fund are invested in Permitted Underlying Investments, which means that the investment performance of the Fund is directly related to the investment performance of the Permitted Underlying Investments held by the Fund. The ability of a Fund to meet its investment objective depends upon the allocation of the Fund's assets among the Permitted Underlying Investments and the ability of a Permitted Underlying Fund to meet its own investment objective. It is possible that a Permitted Underlying Fund will fail to achieve its investment strategies effectively. As a result, a Permitted Underlying Investment may perform poorly or a Permitted Underlying Fund may not meet its investment objective, which would affect a Fund's investment performance. There can be no assurance that the investment objective of any Fund or any Permitted Underlying Fund will be achieved. For more information on the main risks of the Permitted Underlying Funds, please refer to "More About the Funds -- Risks of Underlying Investments."
o MANAGER ALLOCATION RISK. The Fund is also subject to manager allocation risk. Manager allocation risk refers to the possibility that the Manager could allocate assets in a manner that results in the Fund underperforming its peers. Because the Permitted Underlying Investments represent different asset classes, each Fund is subject to different levels and combinations of risk, depending on the particular Fund's asset allocation.
o ASSET CLASS SPECIFIC RISK. The Permitted Underlying Investments present varying degrees of potential investment risks based upon their own asset class. A Fund will be impacted by these risks depending on the extent to which it invests in a Permitted Underlying Investment. The greater a Fund's investment in a particular asset class, the greater the impact to the Fund of the risks related to the class. Specific asset class risks include Selection Risk, Stock Market Risk, Risk of Investing in Value Stocks, Risk of Investing in Growth Stocks, Capitalization Risk, Foreign Risk, Interest Rate Risk, Inflation Risk, Credit Risk, and Security Quality Risk. See "More About the Funds -- Risks of the Underlying Funds" for a more detailed discussion of these asset class risks.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the Statement of Additional Information.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund will indirectly bear a pro rata share of fees and expenses incurred by the Permitted Underlying Funds in which the Fund is invested. The Fund's pro rata portion of the cumulative expenses charged by the Permitted Underlying Funds is listed in the table below and is calculated as a percentage of the Fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund's assets among the Permitted Underlying Funds and the actual expenses of the Permitted Underlying Funds. The table does not reflect Contract-related fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.

ANNUAL OPERATING EXPENSES (expenses that are deducted from the Fund's assets)


    Fund Management Fees........................................................................0.20%
    Fund Distribution and Service (12b-1) Fees..................................................0.00%
    Other Fund Expenses.........................................................................0.30%
                                                                                                -----
    Total Fund Operating Expenses...............................................................0.50%
    Waiver Amount (1)...........................................................................0.20%
                                                                                                -----
    Fund Operating Expenses After Contractual Waivers and Reimbursements((1))...................0.30%
    Permitted Underlying Fund Expenses and 12b-1 Fees(2)........................................1.02%
                                                                                                -----
    Total Annual Operating Expenses After Fund Contractual Fee Waivers or
        Expense Reimbursements(1),(3)...........................................................1.32%





(1) The Manager and the Funds have entered into a written contract limiting operating expenses (excluding certain Fund expenses including, but not limited to, any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.30% through at least May 1, 2007. The operating expenses covered by the expense limitation include fees deducted from Fund assets such as audit fees and payments to outside trustees. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of other expenses paid by the Manager provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Manager may request and receive reimbursement of fees waived or limited and other reimbursements made by the Manager. Any reimbursement to the Manager must be made not more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made.
(2) "Permitted Underlying Fund Expenses and 12b-1 Fees" are an estimate computed by determining the arithmetic average of the expense ratios of the Permitted Underlying Funds identified in this Prospectus that are available for each Fund to purchase. The Funds, at the discretion of the Manager, may

                                        5
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The Allianz Variable Insurance Products Fund of Funds Trust -Prospectus-
May 1, 2006
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

     assign larger weightings to certain Permitted Underlying Funds and may invest in Permitted Underlying Funds not included in this calculation. The range of fees for the Permitted Underlying Funds is from 0.65% to 1.45%. This number includes any contractual fee waivers at the Permitted Underlying Fund level. Any contractual fee waivers have a duration of at least one year.
(3) In addition to the expenses in the above table, the investment advisers to the Permitted Underlying Funds or their affiliates may pay the insurance companies offering the Contracts through which the Fund shares are sold a "service fee" for servicing customer accounts. For further information regarding these fees, see the Contract prospectus.

EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, including the same Permitted Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. The example does not reflect the effect of any fee or expense waivers, or any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
                                                                 EXPENSES
                                                               ------------
                                          Year 1                  $ 155
                                          Year 3                  $ 480
                                          Year 5                  $ 829
                                          Year 10                 $1,813


PAST PERFORMANCE. Because the Fund has been in operation for less than one full calendar year, no performance history has been provided.

                                        6
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The Allianz Variable Insurance Products Fund of Funds Trust -Prospectus-
May 1, 2006
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

AZL FUSION MODERATE FUND

INVESTMENT OBJECTIVE. The AZL Fusion Moderate Fund seeks to achieve long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGY. The Fund seeks to achieve its goal by investing in a combination of Permitted Underlying Investments through an analysis that includes the implementation of a strategic asset allocation model based upon information provided by Morningstar.

In seeking to achieve the Fund's investment objective, the Manager's investment strategies include:

o Allocating the Fund's assets among the Underlying Investments based on the Fund's investment objective and on a strategic asset allocation model developed from information provided by Morningstar for selecting Permitted Underlying Investments and determining the appropriate allocation to each Permitted Underlying Investment.
o Under normal market conditions, allocating the Fund's investments in the Permitted Underlying Investments so that 60% to 70% of the Funds assets are invested in equity funds with the remaining balance invested in fixed income funds. All of the asset classes listed on the chart in the "More About the Funds -- Permitted Underlying Funds" section of this prospectus primarily invest in equity funds with the exception of High-Yield Bonds, Intermediate-Term Bonds (including government securities) and Cash Equivalents (including short-term debt securities). This does not, however, restrict the Manager's ability to go above or below this range where the Manager considers it appropriate.
o Under normal market conditions, restricting aggregate portfolio volatility to a beta of 0.50 to 0.80.
o Regularly reviewing and adjusting the allocations to favor those Permitted Underlying Investments that the Manager believes will provide acceptable risk volatility and the most favorable prospects for achieving the Fund's investment objective.


Shorter term allocations may vary from the Fund's target asset allocation. However, the investment strategy should approximate the target allocation mix over longer investment periods. The Manager may change the asset allocation among the asset classes, or may invest in other Permitted Underlying Investments, from time to time if it believes that doing so would better enable the Fund to pursue its investment objective. See "More About the Funds -- Temporary Defensive Positions" for additional information on Fund strategies.


PERMITTED UNDERLYING FUNDS. The Fund allocates its assets among the asset classes by investing in Permitted Underlying Funds that have investment objectives and principal investment strategies consistent with each asset class. The Permitted Underlying Funds in which the Fund invests use a broad array of investment strategies and invest in many types of securities. The Fund intends to be fully invested at all times. However, the Fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions. The Fund may invest in, but is not limited to, the following asset classes: Small Cap, Mid Cap, Large Growth, Large Blend, Large Value, International Equity, Specialty, High-Yield Bonds (also known as "junk bonds"), Intermediate-Term Bonds, and Cash Equivalent. The Fund currently is restricted in the types of investments it can acquire. The Fund purchases only Permitted Underlying Funds managed by affiliates, government securities, and short-term debt securities. For more details on the Permitted Underlying Funds that make up each asset class, please refer to "More About the Funds -- Permitted Underlying Funds."


MAIN RISKS. The price per share of the Fund will fluctuate with changes in value of the Permitted Underlying Investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. You pay fees at both the Fund level and the Underlying Fund level. See the section entitled "Your Expenses" for more details on the fees and expenses associated with the Fund

The AZL Fusion Moderate Fund attempts to achieve the goal of capital appreciation by investing its assets at a targeted rate of 60% to 70% in equity funds and 30% to 40% in fixed income funds, including real return funds. A "real return" fund is one that seeks to provide a return higher than the rate of inflation. The allocation targets were constructed to lessen the impact of equity market volatility on the returns of the Fund by diversifying the Fund into fixed income and real return funds. Since this Fund invests a higher proportion of its assets in equity funds than the AZL Fusion Balanced Fund, this Fund is more prone to such risks as capitalization risk, risks of growth or value stocks, derivative instruments risk, or industry sector risk and less prone to interest rate risk or credit risk than the AZL Fusion Balanced Fund. Conversely, since this Fund invests a smaller proportion of its assets in equity funds and a larger percentage in fixed income funds than the AZL Fusion Growth Fund, it is less prone to such risks as capitalization risk, risks of growth or value stocks, derivative instruments risk, or industry sector risk and more prone to interest rate risk or credit risk than the AZL Fusion Growth Fund.

                                        7
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The Allianz Variable Insurance Products Fund of Funds Trust -Prospectus-
May 1, 2006
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

The Manager believes this allocation is appropriate for investors with moderate risk tolerance and a mid- to longer-term time horizon. There can be no assurances that lower levels of volatility will be achieved.

The Fund faces the following general risks:
o PERFORMANCE RISK. The assets of the Fund are invested in Permitted Underlying Investments, which means that the investment performance of the Fund is directly related to the investment performance of the Permitted Underlying Investments held by the Fund. The ability of a Fund to meet its investment objective depends upon the allocation of the Fund's assets among the Permitted Underlying Investments and the ability of a Permitted Underlying Fund to meet its own investment objective. It is possible that a Permitted Underlying Fund will fail to achieve its investment strategies effectively. As a result, a Permitted Underlying Investment may perform poorly or a Permitted Underlying Fund may not meet its investment objective, which would affect a Fund's investment performance. There can be no assurance that the investment objective of any Fund or any Permitted Underlying Fund will be achieved. For more information on the main risks of the Permitted Underlying Funds, please refer to "More About the Funds -- Risks of Underlying Investments."
o MANAGER ALLOCATION RISK. The Fund is also subject to manager allocation risk. Manager allocation risk refers to the possibility that the Manager could allocate assets in a manner that results in the Fund underperforming its peers. Because the Permitted Underlying Investments represent different asset classes, each Fund is subject to different levels and combinations of risk, depending on the particular Fund's asset allocation.
o ASSET CLASS SPECIFIC RISK. The Permitted Underlying Investments present varying degrees of potential investment risks based upon their own asset class. A Fund will be impacted by these risks depending on the extent to which it invests in a Permitted Underlying Investment. The greater a Fund's investment in a particular asset class, the greater the impact to the Fund of the risks related to the class. Specific asset class risks include Selection Risk, Stock Market Risk, Risk of Investing in Value Stocks, Risk of Investing in Growth Stocks, Capitalization Risk, Foreign Risk, Interest Rate Risk, Inflation Risk, Credit Risk, and Security Quality Risk. See "More About the Funds -- Risks of the Underlying Funds" for a more detailed discussion of these asset class risks.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the Statement of Additional Information.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund will indirectly bear a pro rata share of fees and expenses incurred by the Permitted Underlying Funds in which the Fund is invested. The Fund's pro rata portion of the cumulative expenses charged by the Permitted Underlying Funds is listed in the table below and is calculated as a percentage of the Fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund's assets among the Permitted Underlying Funds and the actual expenses of the Permitted Underlying Funds. The table does not reflect Contract-related fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.

ANNUAL OPERATING EXPENSES (expenses that are deducted from the Fund's assets)


    Fund Management Fees........................................................................0.20%
    Fund Distribution and Service (12b-1) Fees..................................................0.00%
    Other Fund Expenses.........................................................................0.22%
                                                                                                -----
    Total Fund Operating Expenses...............................................................0.42%
    Waiver Amount(1)............................................................................0.12%
                                                                                                -----
    Fund Operating Expenses After Contractual Waivers and Reimbursements(1).....................0.30%
    Permitted Underlying Fund Expenses and 12b-1 Fees(2)........................................1.10%
                                                                                                -----
    Total Annual Operating Expenses After Fund Contractual Fee Waivers or
        Expense Reimbursements(1),(3)...........................................................1.40%




(1) The Manager and the Funds have entered into a written contract limiting operating expenses (excluding certain Fund expenses including, but not limited to, any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.30% through at least May 1, 2007. The operating expenses covered by the expense limitation include fees deducted from Fund assets such as audit fees and payments to outside trustees. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of other expenses paid by the Manager provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Manager may request and receive reimbursement of fees waived or limited and other reimbursements made by the Manager. Any reimbursement to the Manager must be made not more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made.
(2) "Permitted Underlying Fund Expenses and 12b-1 Fees" are an estimate computed by determining the arithmetic average of the expense ratios of the Permitted Underlying Funds identified in this Prospectus that are available for each Fund to purchase. The Funds, at the discretion of the Manager, may

                                        8
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The Allianz Variable Insurance Products Fund of Funds Trust -Prospectus-
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--------------------------------------------------------------------------------

     assign larger weightings to certain Permitted Underlying Funds and may invest in Permitted Underlying Funds not included in this calculation. The range of fees for the Permitted Underlying Funds is from 0.65% to 1.45%. This number includes any contractual fee waivers at the Permitted Underlying Fund level. Any contractual fee waivers have a duration of at least one year.
(3) In addition to the expenses in the above table, the investment advisers to the Permitted Underlying Funds or their affiliates may pay the insurance companies offering the Contracts through which the Fund shares are sold a "service fee" for servicing customer accounts. For further information regarding these fees, see the Contract prospectus.

EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, including the same Permitted Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. The example does not reflect the effect of any fee or expense waivers, or any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 EXPENSES
                                                               ------------
                                          Year 1                  $ 155
                                          Year 3                  $ 480
                                          Year 5                  $ 829
                                          Year 10                 $1,813


PAST PERFORMANCE. Because the Fund has been in operation for less than one full calendar year, no performance history has been provided.

                                        9
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The Allianz Variable Insurance Products Fund of Funds Trust -Prospectus-
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--------------------------------------------------------------------------------

AZL FUSION GROWTH FUND


INVESTMENT OBJECTIVE. The AZL Fusion Growth Fund seeks to achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The Fund seeks to achieve its goal by investing in a combination of Permitted Underlying Investments through an analysis that includes the implementation of a strategic asset allocation model based upon information provided by Morningstar.

In seeking to achieve the Fund's investment objective, the Manager's investment strategies include:
o Allocating the Fund's assets among the Permitted Underlying Investments based on the Fund's investment objective and on a strategic asset allocation model developed from information provided by Morningstar for selecting Permitted Underlying Investments and determining the appropriate allocation to each Permitted Underlying Investment.
o Under normal market conditions, allocating the Fund's investments in the Permitted Underlying Investments so that 75% to 85% of the Fund's assets are invested in equity funds with the remaining balance invested in fixed income funds. All of the asset classes listed on the chart in the "More About the Funds -- Permitted Underlying Funds" section of this prospectus primarily invest in equity funds with the exception of High-Yield Bonds, Intermediate-Term Bonds (including government securities) and Cash Equivalents (including short-term debt securities). This does not, however, restrict the Manager's ability to go above or below this range where the Manager considers it appropriate.
o Under normal market conditions, restricting aggregate portfolio volatility to a beta of 0.65 to 0.95.
o Regularly reviewing and adjusting the allocations to favor those Permitted Underlying Investments that the Manager believes will provide acceptable risk volatility and the most favorable prospects for achieving the Fund's investment objective.


Shorter-term allocations may vary from the Fund's target asset allocation. However, the investment strategy should approximate the target allocation mix over longer investment periods. The Manager may change the asset allocation among the asset classes or may invest in other Permitted Underlying Investments, from time to time if it believes that doing so would better enable the Fund to pursue its investment objective. See "More About the Funds -- Temporary Defensive Positions" for additional information on Fund strategies.



PERMITTED UNDERLYING FUNDS. The Fund allocates its assets among the asset classes by investing in Permitted Underlying Funds that have investment objectives and principal investment strategies consistent with each asset class. The Permitted Underlying Funds in which the Fund invests use a broad array of investment strategies and invest in many types of securities. The Fund intends to be fully invested at all times. However, the Fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions. The Fund may invest in, but is not limited to, the following asset classes: Small Cap, Mid Cap, Large Growth, Large Blend, Large Value, International Equity, Specialty, High-Yield Bonds (also known as "junk bonds"), Intermediate-Term Bonds, and Cash Equivalent. The Fund currently is restricted in the types of investments it can acquire. The Fund purchases only Permitted Underlying Funds managed by affiliates and government securities and short-term debt securities. For more details on the Permitted Underlying Funds that make up each asset class, please refer to "More About the Funds -- Permitted Underlying Funds."


MAIN RISKS. The price per share of the Fund will fluctuate with changes in value of the Permitted Underlying Investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. You pay fees at both the Fund level and the Underlying Fund level. See the section entitled "Your Expenses" for more details on the fees and expenses associated with the Fund.

The AZL Fusion Growth Fund attempts to achieve the goal of capital appreciation by investing its assets at a targeted rate of 75% to 85% in equity funds and 15% to 25% in fixed income funds, including real return funds. A "real return" fund is one that seeks to provide a return higher than the rate of inflation. Since the Fund invests a larger proportion of its assets in equity funds and a smaller proportion in fixed income funds than either the AZL Fusion Balanced Fund or the AZL Fusion Moderate Fund, it is more prone to such risks as capitalization risk, risks of growth or value stocks, derivative instruments risk, or industry sector risk and less prone to interest rate risk or credit risk than the other Funds.

The Manager believes this allocation is appropriate for investors with above average risk tolerance and a longer-term time horizon. There can be no assurances lower levels of volatility will be achieved.

                                        10
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The Allianz Variable Insurance Products Fund of Funds Trust -Prospectus-
May 1, 2006
--------------------------------------------------------------------------------

The Fund faces the following general risks:

o PERFORMANCE RISK. The assets of the Fund are invested in Permitted Underlying Investments, which means that the investment performance of the Fund is directly related to the investment performance of the Permitted Underlying Investments held by the Fund. The ability of a Fund to meet its investment objective depends upon the allocation of the Fund's assets among the Permitted Underlying Investments and the ability of a Permitted Underlying Fund to meet its own investment objective. It is possible that a Permitted Underlying Fund will fail to achieve its investment strategies effectively. As a result, a Permitted Underlying Investment may perform poorly or a Permitted Underlying Fund may not meet its investment objective, which would affect a Fund's investment performance. There can be no assurance that the investment objective of any Fund or any Permitted Underlying Fund will be achieved. For more information on the main risks of the Underlying Funds, please refer to "More About the Funds -- Risks of Underlying Investments."
o MANAGER ALLOCATION RISK. The Fund is also subject to manager allocation risk. Manager allocation risk refers to the possibility that the Manager could allocate assets in a manner that results in the Fund underperforming its peers. Because the Permitted Underlying Investments represent different asset classes, each Fund is subject to different levels and combinations of risk, depending on the particular Fund's asset allocation.
o ASSET CLASS SPECIFIC RISK. The Permitted Underlying Investments present varying degrees of potential investment risks based upon their own investment asset class. A Fund will be impacted by these risks depending on the extent to which it invests in a Permitted Underlying Investment. The greater a Fund's investment in a particular asset class, the greater the impact to the Fund of the risks related to the class. Specific asset class risks include Selection Risk, Stock Market Risk, Risk of Investing in Value Stocks, Risks of Investing in Growth Stocks, Capitalization Risk, Foreign Risk, Interest Rate Risk, Inflation Risk, Credit Risk, and Security Quality Risk. See "More About the Funds -- Risks of the Underlying Funds" for a more detailed discussion of these asset class risks.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the Statement of Additional Information.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund will indirectly bear a pro rata share of fees and expenses incurred by the Permitted Underlying Funds in which the Fund is invested. The Fund's pro rata portion of the cumulative expenses charged by the Permitted Underlying Funds is listed in the table below and is calculated as a percentage of the Fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund's assets among the Permitted Underlying Funds and the actual expenses of the Permitted Underlying Funds. The table does not reflect Contract-related fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.

ANNUAL OPERATING EXPENSES (expenses that are deducted from the Fund's assets)


    Fund Management Fees........................................................................0.20%
    Fund Distribution and Service (12b-1) Fees..................................................0.00%
    Other Fund Expenses.........................................................................0.18%
                                                                                                -----
    Total Fund Operating Expenses...............................................................0.38%
    Waiver Amount(1)............................................................................0.08%
                                                                                                -----
    Fund Operating Expenses After Contractual Waivers and Reimbursements(1).....................0.30%
    Permitted Underlying Fund Expenses and 12b-1 Fees(2)........................................1.19%
                                                                                                -----
    Total Annual Operating Expenses After Fund Contractual Fee Waivers or
        Expense Reimbursements(1)(,)((3)).......................................................1.49%





(1) The Manager and the Funds have entered into a written contract limiting operating expenses (excluding certain Fund expenses including, but not limited to, any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.30% through at least May 1, 2007. The operating expenses covered by the expense limitation include fees deducted from Fund assets such as audit fees and payments to outside trustees. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of other expenses paid by the Manager provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Manager may request and receive reimbursement of fees waived or limited and other reimbursements made by the Manager. Any reimbursement to the Manager must be made not more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made.
(2) "Permitted Underlying Fund Expenses and 12b-1 Fees" are an estimate computed by determining the arithmetic average of the expense ratios of the Permitted Underlying Funds identified in this Prospectus that are available for each Fund to purchase. The Funds, at the discretion of the Manager, may assign larger weightings to certain Permitted Underlying Funds and may invest in Permitted Underlying Funds not included in this calculation. The range of fees for the Permitted Underlying Funds is from 0.65% to 1.45%. This number includes any contractual fee waivers at the Permitted Underlying Fund level. Any contractual fee waivers have a duration of at least one year.

                                        11
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The Allianz Variable Insurance Products Fund of Funds Trust -Prospectus-
May 1, 2006
--------------------------------------------------------------------------------

(3) In addition to the expenses in the above table, the investment advisers to the Permitted Underlying Funds or their affiliates may pay the insurance companies offering the Contracts through which the Fund shares are sold a "service fee" for servicing customer accounts. For further information regarding these fees, see the Contract prospectus.

EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, including the same Permitted Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. The example does not reflect the effect of any fee or expense waivers, or any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 EXPENSES
                                          Year 1                $ 160
                                          Year 3                  $ 496
                                          Year 5                  $ 855
                                          Year 10                 $1,867


PAST PERFORMANCE. Because the Fund has been in operation for less than one full calendar year, no performance history has been provided.

                                        12
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The Allianz Variable Insurance Products Fund of Funds Trust -Prospectus-
May 1, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MORE ABOUT THE FUNDS


The Funds have the flexibility to make portfolio investments and engage in investment techniques that differ from the principal strategies discussed in this prospectus. More information on the Funds' investment strategies and risks may be found in the Funds' statement of additional information ("SAI").

Unless otherwise indicated, any percentage limitation on a Fund's holdings set forth in the summaries above is applied only when that particular type of security is purchased.

In addition to the information about the Funds in the summaries, investors should consider the following information about the Funds.

TEMPORARY DEFENSIVE POSITIONS
In order to meet liquidity needs or for temporary defensive purposes, each Fund may hold investments, including uninvested cash reserves, that are not part of its main investment strategy. Each of the Funds may invest for temporary defensive purposes up to 100% of its total assets in money market instruments, including short-term debt securities issued by the U.S. Government and its agencies and instrumentalities, domestic bank obligations, commercial paper or in repurchase agreements secured by bank instruments (with regard to Funds that invest in foreign securities, such investments may include those of foreign governments and companies). To the extent the Funds are engaged in temporary or defensive investments, a Fund may not achieve its investment objective.


PORTFOLIO TURNOVER
While the Funds do not normally engage in short-term trading, in some cases, a Permitted Underlying Fund's portfolio turnover rate may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders, and may adversely affect the Fund's performance.


PERMITTED UNDERLYING FUNDS
In accordance with their investment objectives and principal investment strategies, the Permitted Underlying Funds invest in equity securities, bonds, and other investments that are consistent with their asset class category. The following is a list of the Permitted Underlying Funds for each asset class. All of the asset classes listed below primarily invest in equity securities with the exception of High-Yield Bonds, Intermediate-Term Bonds and Cash Equivalents. Each Fund may invest in these Permitted Underlying Funds as provided in its asset allocation mix. The Funds may also invest in government securities (Intermediate-Term Bonds Asset Class) and short-term debt securities (Cash Equivalent Asset Class). In the future, the Funds may invest in Permitted Underlying Funds that are not listed below, at the discretion of the Manager, in order to further diversify each Fund. The Permitted Underlying Investments in which the Funds invest may be changed at any time based on the portfolio management team's judgment.




ASSET CLASSES                                 PERMITTED UNDERLYING FUNDS
--------------------------------------------------------------------------------------------------
SMALL CAP (Equity)                            AZL Dreyfus Premier Small Cap Value Fund
(Seeks maximum capital appreciation,          AZL Oppenheimer Emerging Growth Fund
primarily by investing in small               AZL Franklin Small Cap Value Fund
capitalization companies, generally less      AZL Salomon Brothers Small Cap Growth Fund
than $3 billion market value. Investments in
these types of companies include
considerable risk and volatility.)
--------------------------------------------------------------------------------------------------
MID CAP (Equity)                              AZL Neuberger Berman Regency Fund
(Seeks growth by investing in                 AZL OCC Renaissance Fund
mid-capitalization companies, generally       AZL Van Kampen Aggressive Growth Fund
between $1.5 billion and $10 billion in       AZL Van Kampen Mid Cap Growth Fund
market value. Investments in these types of   OpCap Mid Cap Portfolio
companies include a considerable amount of
risk.)
--------------------------------------------------------------------------------------------------
LARGE GROWTH (Equity)                         AZL Salomon Brothers Large Cap Growth Fund
(Seeks growth by investing in large           AZL Dreyfus Founders Equity Growth Fund
capitalization companies, generally in        AZL Van Kampen Emerging Growth Fund
excess of $10 billion in market value. These  AZL Jennison Growth Fund
investments typically are companies growing   AZL Legg Mason Growth Fund
earnings and sales more quickly than their
peers.)
--------------------------------------------------------------------------------------------------


                                        13
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The Allianz Variable Insurance Products Fund of Funds Trust -Prospectus-
May 1, 2006
--------------------------------------------------------------------------------

ASSET CLASSES                                 PERMITTED UNDERLYING FUNDS
--------------------------------------------------------------------------------------------------
LARGE BLEND (Equity)                          AZL Oppenheimer Main Street Fund
(Seeks to invest in established companies     AZL Legg Mason Value Fund
with solid earnings prospects and market      AZL Jennison 20/20 Focus Fund
liquidity. These investments generally
invest in growth and value stocks or stocks
with growth and value characteristics,
offering diversification across market
sectors.)
--------------------------------------------------------------------------------------------------
LARGE VALUE (Equity)                          AZL AIM Basic Value Fund
(Seeks growth through large capitalization    AZL Davis NY Venture Fund
stocks with lower than average price, as      AZL OCC Value Fund
measured by either price-to-book or           AZL Van Kampen Comstock Fund
price-to-earnings ratios. Value investing     AZL Van Kampen Growth and Income Fund
generally moves inversely to growth
investing.)
--------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY (Equity)                 AZL AIM International Equity Fund
(Invests in assets of companies around the    AZL Oppenheimer Global Fund
world, including emerging markets. Because    AZL Oppenheimer International Growth Fund
of fluctuations in value of various           AZL Van Kampen Global Franchise Fund
currencies and the political and economic
uncertainties of foreign countries,
international investments involve greater
levels of risk and volatility.)
--------------------------------------------------------------------------------------------------
SPECIALTY (Equity)                            AZL PIMCO Fundamental IndexPLUS Total Return Fund
(Focus on specific market sectors. Sector     AZL Oppenheimer Developing Markets Fund
investing can pay potentially significant     AZL Oppenheimer Emerging Technologies Fund
returns, but involves significant risks as    AZL Van Kampen Equity and Income Fund
well.)                                        AZL Van Kampen Global Real Estate Fund
                                              PIMCO VIT CommodityRealReturn Strategy Portfolio
--------------------------------------------------------------------------------------------------

HIGH-YIELD BONDS (Fixed Income)               PIMCO VIT High Yield Portfolio
(Seek total return by investing in bonds
with low credit ratings. Because of the
risky nature of high-yield bonds, high-yield
investments have greater volatility than the
average bond investment.)
--------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM BONDS (Fixed Income)        PIMCO VIT Real Return Portfolio
(Typically invest at least 70% of their       PIMCO VIT Total Return Portfolio
assets in a mixture of corporate and          PIMCO VIT Global Bond Portfolio (Unhedged)
government bonds with primary focus on        PIMCO VIT Emerging Markets Bond Portfolio
intermediate-term bonds. These bonds have an
average duration from 3.5 to 6 years or an
average effective maturity from 4 to 10
years.)
--------------------------------------------------------------------------------------------------
CASH EQUIVALENT (Fixed Income)                AZL Money Market Fund
(Any security that has the
same properties as cash in terms of
liquidity and risk. These instruments
possess the highest liquidity of any
security, and they are perceived as having
a low risk of loss.)
--------------------------------------------------------------------------------------------------




INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES OF THE PERMITTED UNDERLYING FUNDS

The investment objectives and principal investment strategies of each Permitted Underlying Fund are described in the prospectus for the Permitted Underlying Funds. For information on how to obtain copies of the prospectus for a Permitted Underlying Fund, see the front cover of this prospectus. Additional information about the investment strategies of each Permitted Underlying Fund is contained in the SAI for that Permitted Underlying Fund. For information on how to obtain copies of the SAI for a Permitted Underlying Fund, see the back cover of this prospectus. Because each Fund invests in the

                                        14
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The Allianz Variable Insurance Products Fund of Funds Trust -Prospectus-
May 1, 2006
--------------------------------------------------------------------------------

Permitted Underlying Funds, investors in each Fund will be affected by the Permitted Underlying Funds' investment strategies in direct proportion to the amount of assets each Fund allocates to the Permitted Underlying Fund pursuing such strategies. The Permitted Underlying Funds may have investment objectives that may be changed without approval of the shareholders of the Permitted Underlying Fund. A Permitted Underlying Fund may not be able to achieve its objective.


RISKS OF THE PERMITTED UNDERLYING FUNDS
The Permitted Underlying Funds present varying degrees of investment risk based upon their own investment objectives and strategies. A Fund will be impacted by these risks depending on the extent to which it invests in a Permitted Underlying Fund. Additional information about the Permitted Underlying Funds' investment risks is included in the SAIs of the Permitted Underlying Funds.


The following are risks applicable to the asset classes. The greater a Fund's investment in a particular asset class, the greater the impact to the Fund of the risks related to the class.

GENERAL RISKS
SELECTION RISK (ALL ASSET CLASSES). Selection risk is the chance that poor security or asset class selection will cause the Funds to underperform other funds with similar investment objectives.


RISKS OF STOCKS
STOCK MARKET RISK (SMALL CAP, MID CAP, LARGE GROWTH, LARGE BLEND, LARGE VALUE, INTERNATIONAL EQUITY, SPECIALTY). Stock market risk is the risk that a Fund could lose value if the individual securities in which the Permitted Underlying Funds have invested or overall stock markets in which they trade go down. The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities. Individual stocks are affected by factors such as corporate earnings, production, management, and sales. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.


RISK OF INVESTING IN VALUE STOCKS (LARGE VALUE). A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing, or the overall stock market.

RISK OF INVESTING IN GROWTH STOCKS (SMALL CAP, MID CAP, LARGE GROWTH, LARGE BLEND, SPECIALTY). The returns on growth stocks may or may not move in tandem with the returns on other styles of investing or the stock markets. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factor affecting those sectors.

CAPITALIZATION RISK (SMALL CAP AND MID CAP). To the extent a Permitted Underlying Fund invests in securities of small or medium-size capitalization companies, its investments in smaller, often newer companies may be riskier than investments in larger, more established companies. These companies present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

FOREIGN RISK (INTERNATIONAL EQUITY). To the extent a Permitted Underlying Fund invests in foreign securities, its investments are subject to risks not usually associated with owning securities of U.S. issuers. These include risks related to different accounting, legal and disclosure standards, different trading markets and practices, and trading in different currencies.

DERIVATIVE INSTRUMENTS RISK (SMALL CAP, MID CAP, LARGE GROWTH, LARGE BLEND, LARGE VALUE, INTERNATIONAL EQUITY, SPECIALTY). Because the Permitted Underlying Fund is permitted to invest in certain derivative instruments whose value depends on, or is derived from, the value of an underlying instrument, index or asset, it is subject to risks not associated with direct investments in such instruments, indexes or assets.


INDUSTRY SECTOR RISK (SMALL CAP, MID CAP, LARGE GROWTH, LARGE VALUE, INTERNATIONAL EQUITY, SPECIALTY). At times the Permitted Underlying Fund may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in

                                        15
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The Allianz Variable Insurance Products Fund of Funds Trust -Prospectus-
May 1, 2006
--------------------------------------------------------------------------------
a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund emphasizes investments in a particular industry, its share values may fluctuate in response to events affecting that industry.


NON-DIVERSIFICATION RISK (LARGE GROWTH AND LARGE BLEND). Certain of the Permitted Underlying Funds are classified as non-diversified investment companies under Section 5 of the Investment Company Act of 1940. This means that the percentage of its assets invested in any single issuer is not limited by the Investment Company Act of 1940. When the fund's assets are invested in the securities of a limited number of issuers or it holds a large portion of its assets in a few issuers, the value of its shares will be more susceptible to any single economic, political, or regulatory event affecting those issuers or their securities than shares of a diversified fund.


RISKS OF BONDS
INTEREST RATE RISK (HIGH-YIELD BONDS, INTERMEDIATE-TERM BONDS, SPECIALTY). Interest rate risk is the chance that the value of the bonds held by a Permitted Underlying Fund will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.


INFLATION RISK (HIGH-YIELD BONDS, INTERMEDIATE-TERM BONDS, SPECIALTY). Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. Inflation reduces the value of both the future income and the principal of fixed-rate debt securities.


CREDIT RISK (HIGH-YIELD BONDS, INTERMEDIATE-TERM BONDS, SPECIALTY). Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Permitted Underlying Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and a Permitted Underlying Fund's shares.

SECURITY QUALITY RISK (HIGH-YIELD BONDS). A Permitted Underlying Fund may invest in high-yield, high risk, debt securities and unrated securities of similar quality (also known as "junk bonds"). These lower quality securities have speculative characteristics and are more volatile and are more susceptible to credit risk than investment grade securities. Issuers of high-yield bonds also may be more vulnerable to changes in the economy or to interest rate changes that might affect their ability to repay debt.



--------------------------------------------------------------------------------
MANAGEMENT
Each Fund pays a monthly management fee to the Manager based on a stated percentage of the Fund's average daily net asset value. The Manager and the Funds have entered into a written contract limiting operating expenses (excluding certain Fund expenses including, but not limited to, any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.30% through at least May 1, 2007.

THE MANAGER
MANAGEMENT OF THE FUNDS. Allianz Life Advisers, LLC serves as the Manager for the Funds. Each Fund is managed by a team of portfolio managers and research analysts from the Manager. The Manager's address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416.

The Manager serves as portfolio manager for the Funds, performs an analysis of possible investments for the Funds, and selects the Funds' investments. The Manager is assisted in this process by Morningstar, which serves as consultant to the Manager pursuant to an agreement between the Manager and Morningstar.

MANAGEMENT OF THE AZL FUNDS. The Manager also serves as manager for the Permitted Underlying Funds that make up the Allianz Variable Insurance Products Trust (the "AZL Underlying Funds") and has signed portfolio management agreements with various subadvisers for portfolio management functions for each of the AZL Underlying Funds. The subadvisers manage assets of the AZL Underlying Funds and provide additional services including research, selection of brokers and similar services. The Manager compensates the subadvisers for their services to the AZL Underlying Funds as provided in the portfolio management agreements. In addition, the Manager constantly evaluates the performance of subadvisers for the AZL Underlying Funds.

                                        16
--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Fund of Funds Trust -Prospectus-
May 1, 2006
--------------------------------------------------------------------------------

The Manager currently does not have any clients other than the Trust and the Allianz Variable Insurance Products Trust.



For management services, each Fund pays the Manager a fee computed daily at an annual rate equal to .20% of each Fund's average daily net assets. The Manager, not any Fund, pays a consultant fee to Morningstar. The Manager and the Funds have entered into a written contract limiting operating expenses (excluding certain Fund expenses including, but not limited to, any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.30% through May 1, 2007. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of other expenses paid by the Manager provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Manager may request and receive reimbursement of fees waived or limited and other reimbursements made by the Manager. Any reimbursement to the Manager must be made not more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made.

                                      FEES
Each Fund paid the Manager a fee during 2005 at the annual rate shown in the following table, before and after fee waivers:




                                                           PERCENTAGE OF AVERAGE        PERCENTAGE OF AVERAGE
                                                          NET ASSETS AS OF 12/31/05    NET ASSETS AS OF 12/31/05
               FUND                                         BEFORE FEE WAIVERS           AFTER FEE WAIVERS
----------------------------------------------------------------------------------------------------------------
              Fusion Balanced Fund                                 .20%                        .00%
              Fusion Moderate Fund                                 .20%                        .08%
              Fusion Growth Fund                                   .20%                        .12%


Each Fund, as a shareholder of the Permitted Underlying Funds, indirectly bears its proportionate share of any investment management fees and other expenses of the Permitted Underlying Finds. The Manager believes, and the Board of Trustees of the Trust has determined, that the management and other fees paid by the Funds are for services that are in addition to, not duplicative of, the services provided to the Permitted Underlying Funds. These services include the asset allocation and monitoring functions provided by the Manager.

The Permitted Underlying Funds may pay "service fees" to the insurance companies issuing variable contracts or their affiliates for providing customer service and other administrative services to Contract purchasers. The amount of such service fees may vary depending on the Permitted Underlying Fund. The Permitted Underlying Funds do not pay service fees to the Funds, and the Funds do not pay service fees. In addition, the Permitted Underlying Funds may pay Rule 12b-1 fees to the distributor of the variable contracts for distribution and/or administrative services. The distributor of the Contracts is an affiliate of the Manager. The Permitted Underlying Funds do not pay 12b-1 fees to the Funds, and the Funds do not pay 12b-1 fees.

INVESTMENT SUBADVISERS
The Funds have no subadviser. For information regarding the investment advisers and/or subadvisers for the Permitted Underlying Funds, please see the prospectus and SAI of the Permitted Underlying Funds.


THE ADMINISTRATOR AND DISTRIBUTOR
BISYS Fund Services Ohio, Inc. ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Funds' administrator, transfer agent, and fund accountant. BISYS provides office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

BISYS Fund Services L.P., whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Funds' distributor.

BISYS also acts as administrator and distributor of the AZL Funds. In addition, an employee of BISYS acts as Chief Compliance Officer of the Funds and the AZL Funds.

--------------------------------------------------------------------------------
LEGAL PROCEEDINGS
Within the mutual fund industry, several investment advisory organizations have been or are subject to regulatory investigations, enforcement actions, and/or fund shareholder lawsuits stemming from allegations concerning "market timing," "late trading" and "directed brokerage." To date, no such investigations, enforcement actions or shareholder lawsuits


                                        17
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The Allianz Variable Insurance Products Fund of Funds Trust -Prospectus-
May 1, 2006
--------------------------------------------------------------------------------
have pertained to the Manager. However, certain advisers and subadvisers of the Permitted Underlying Funds have been the subject of such proceedings.

For more information about these proceedings, please see the prospectuses for the Permitted Underlying Funds. To request a copy of the prospectus for a Permitted Underlying Fund, see the back cover of this prospectus or contact us at 1-877-833-7113.

--------------------------------------------------------------------------------
PRICING OF FUND SHARES
The price of each Fund share is based on its net asset value ("NAV"). The NAV is the current value of a share in a mutual fund. It is the Fund's assets minus liabilities divided by the number of outstanding shares. The NAV for each Fund is determined at the close of regular trading on the New York Stock Exchange (the "NYSE"), normally at 4:00 p.m. Eastern Time, on days the NYSE is open.


The assets of each Fund consist primarily of shares of Permitted Underlying Funds. The assets may also include government securities and short-term securities. Shares of Permitted Underlying Funds are valued at their respective NAVs. Government securities and short-term securities are valued using market quotations or independent pricing services that use prices provided by market makers or estimates of market values. After the pricing of a security has been established, if an event occurs which would likely cause the value to change, the value of the security may be priced at fair value as determined in good faith by or at the direction of the Board of Trustees of the Trust.

The securities, other than short-term debt securities, held by the Permitted Underlying Funds are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined in good faith by or at the direction of the Permitted Underlying Funds' trustees. The effect of using fair value pricing is that a Fund's NAV will be subject to the judgment respectively of the Board of Trustees of the Trust or the Permitted Underlying Funds' trustees or their respective designees, instead of being determined by the market. In addition, foreign securities acquired by a Permitted Underlying Fund may be valued in foreign markets on days when the Permitted Underlying Fund's NAV is not calculated. In such cases, the NAV of a Permitted Underlying Fund, or a Fund, through a Permitted Underlying Fund, may be significantly affected on days when investors cannot buy or sell shares. For additional information on fair value pricing, see the prospectuses for the Permitted Underlying Funds.


--------------------------------------------------------------------------------
PURCHASE AND REDEMPTION OF SHARES
Investors may not purchase or redeem shares of the Funds directly, but only through the Contracts offered through the separate accounts of participating insurance companies. You should refer to the prospectus of the participating insurance company's variable products for information on how to purchase a Contract, how to select specific Funds as investment options for your Contract and how to redeem monies from the Funds.

Although the Funds intend to pay share redemptions in cash, the Funds reserve the right to make payment in whole or in part in securities rather than in cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than $250,000 or 1% of a Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert those securities to cash, you will pay brokerage charges.

THE DISTRIBUTOR MAY REJECT A PURCHASE ORDER IF IT CONSIDERS IT IN THE BEST INTEREST OF A FUND AND ITS SHAREHOLDERS. IN ADDITION, THE INSURANCE COMPANY OFFERING A CONTRACT MAY REFUSE TO PROCESS A PURCHASE OF FUND SHARES.

Orders for the purchase and redemption of shares of a Fund received before the NYSE closes are effected at the NAV per share determined as of the close of trading on the NYSE (generally 4:00 p.m. Eastern Time) that day. Orders received after the NYSE closes are effected at the next calculated NAV. Payment for redemption will be made by the Funds within 7 days after the request is received.

The Funds may suspend the right of redemption under certain extraordinary circumstance in accordance with the rules of the Securities and Exchange Commission. The Funds do not assess any fees when they sell or redeem their shares.

The Funds currently permit an exchange between individual Funds in which the "sale" of shares of one Fund and the "purchase" of shares another Fund occur on the same day, rather than on successive days. These transactions are processed at

                                        18
--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Fund of Funds Trust -Prospectus-
May 1, 2006
--------------------------------------------------------------------------------
the NAVs of the respective Funds on the day the exchange occurs. This exchange privilege may be modified for shareholders that the Manager identifies as engaging in market timing or other abusive trading activities. Pursuant to this modified exchange privilege, the exchange will occur as of a time and at a NAV that is established no less than 24 hours after our receipt of exchange instructions in good order.

The Funds currently do not foresee any disadvantages to investors if the Funds serve as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Funds serve as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company investing in a Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

--------------------------------------------------------------------------------
MARKET TIMING
The Funds are not designed for professional market timing organizations or other persons using programmed, large or frequent exchanges. Such activity may be disruptive to the Funds. For this reason, your ability to make transfers may be subject to modification if the Funds or the issuer of a variable product through which the Funds are sold determines, in their sole opinion, that the exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners.

Frequent transfers, programmed transfers, transfers into and then out of a Fund in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other persons with money allocated to a Fund. These risks and harmful effects include:

o dilution of the interests of long-term investors, if market timers or others transfer into the Fund at prices that are below their true value or transfer out of the Fund at prices that are higher than their true value;
o an adverse effect on portfolio management, such as causing the Fund to maintain a higher level of cash than would otherwise be the case, or causing the Fund to liquidate investments prematurely; and
o    increased brokerage and administrative expenses.

The assets of the Funds consist primarily of shares of the Permitted Underlying Funds, which may be more susceptible to the risks of market timing. Market timing in Permitted Underlying Funds investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a fund's international portfolio securities trade and the time as of which the fund's net asset value is calculated. Market timing in Permitted Underlying Funds investing significantly in small cap securities, mid cap securities or junk bonds may occur if market prices are not readily available for all of a fund's holdings. Market timers may purchase shares of a fund based on events occurring after foreign market closing prices are established but before calculation of the fund's net asset value, or if they believe market prices for small cap securities, mid cap securities or junk bonds are not accurately reflected by a Fund. See "More About the Funds -- Permitted Underlying Funds" and "More About the Funds -- Investment Objectives and Principal Investment Strategies of the Permitted Underlying Funds" in this prospectus for a list of Permitted Underlying Funds, including their investment strategies that may result in an investment in securities causing it to be susceptible to market timers. There can be no assurance that other pricing inefficiencies will not create market timing opportunities.

The Board of Trustees of the Funds has adopted a process for attempting to detect and deter market timing activity. However, because the Funds are sold only through variable annuity contracts and variable life insurance policies offered through separate accounts, the detection and deterrence of market timing activities in some instances may be difficult to accomplish at the Fund level, and may be more effective and efficient at the separate account level than at the Fund level. As such, a significant amount of the activity of monitoring and restricting market timing activity may occur at the separate account level. It is possible that this dual monitoring of market timing activity and the allocation of significant responsibility to the issuing insurance company could subject persons allocating money to the Funds to risks. Dual monitoring could result in some owners of variable annuity contracts and variable life insurance policies being treated differently from others resulting in the risk that some owners engaging in disruptive trading may not be detected or restricted promptly while others may bear the ill effects of this disruptive trading. Your variable annuity or variable life insurance prospectus contains a description of the market timing detection and deterrence policy at the contract or policy level.

                                        19
--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Fund of Funds Trust -Prospectus-
May 1, 2006
--------------------------------------------------------------------------------

The Funds and the separate accounts through which they are sold face certain obstacles in identifying and deterring excessive trading activity. Initially, it may not be clear when a person purchases a contract or policy that he or she is a market timer or might engage in excessive trading activity. As such, it may be only after sale of a contract or policy and after a pattern of trading activity becomes apparent and is detected that restrictions may be put in place. In addition, there is currently no generally accepted definition of what constitutes unacceptable "market timing." Issuers generally adopt guidelines that attempt to define unacceptable activity based on the combined concept of "frequent," "large" trades. This may, however, be an imprecise test, and it can be expected that different funds sold through contracts and policies may impose somewhat different standards. In addition, inappropriate transfers may involve both one of the Funds and a totally separate fund, with the result that the Funds may not be best positioned to identify inappropriate transfers. Moreover, contracts and policies by their terms may permit a minimum number of transfers per year. The Funds anticipate that they will work actively with the issuers of contracts and policies to monitor and regulate trading activity.

In the event that the Funds detect what they believe may constitute potentially disruptive trading, the Funds typically would notify the insurance company issuing the Contract that is engaging in the trading. The Funds and the insurance company would come to an agreement regarding the action to take against the activities found to be inappropriate. When the Funds are satisfied with the proposed action, the insurance company would implement it. Such action may include restricting or prohibiting purchases or transfers into certain funds, or requiring that all purchases and transfer requests be sent by U.S. mail. Due to the discretionary nature of our policies and restrictions, it is possible that they would not be imposed uniformly and as a result, some owners of the variable annuity contracts and variable life insurance policies will be treated differently from others resulting in the risk that some owners engaging in disruptive trading may not be detected or restricted promptly while others may bear the ill effects of this disruptive trading.

In order to attempt to protect the Funds and the owners of contracts and policies that invest in the Funds, we have adopted certain market timing policies and procedures. Pursuant to these policies and procedures, we can modify or restrict your transfer privileges for some or all of the Funds. The modifications and restrictions we may apply include, but are not limited to:


o limiting the frequency of transfers by a contract or policy owner (for example, prohibit more than one transfer a week, or more than two a month),
o restricting the method of making a transfer (for example, requiring that all transfers be sent by first class U.S. mail and rescinding the telephone, fax, or website transfer privileges),
o requiring a minimum time period between each transfer (for example, prohibiting transfers into a particular Fund within a specified period of time after a transfer out of that Fund),
o not accepting transfer requests made for a specific contract or contract owner or his or her agent or by an asset allocation and/or market timing service,
o limiting the dollar amount that may be transferred by a contract or policy owner into or out of any Fund at any one time,
o    imposing redemption fees on short-term trading,
o    prohibiting purchases and transfers into specific Investment Options,
o processing exchanges as of a time and at a NAV established no less than 24 hours after receipt of instructions in good order,
o    imposing other limitations or restrictions.

The Funds reserve the right to impose restrictions on exchange privileges or to reject a purchase or redemption order if, in the judgment of the Manager or a sub-adviser, a Fund would be unable to invest effectively in accordance with its investment objectives and policies. Excessive exchange activity can disrupt management strategy and increase expenses, which are borne by all shareholders, regardless of their activity.


The Funds or the issuers of contracts and policies may make exceptions when imposing transfer restrictions if they determine a transfer is appropriate although it may technically violate policies and procedures. Factors that may, but are not required to, be taken into consideration include the relative size of a transaction, whether the transaction was purely a defensive transfer into the AZL Money Market Fund, and whether the transaction involved an error or similar event.

We cannot guarantee that:
o the Funds' monitoring will be 100% successful in detecting all potentially disruptive trading activity, and
o the Funds' policies and procedures will successfully deter all potentially disruptive trading.

                                        20
--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Fund of Funds Trust -Prospectus-
May 1, 2006
--------------------------------------------------------------------------------

The Funds retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and in what form trading restrictions may be applied, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. The retention of some level of discretion may result in disparate treatment among market timers and it is possible that other owners could incur adverse consequences if some owners are able to engage in practices that may constitute market timing that result in negative effects.

--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES
Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Shares begin accruing dividends on the day they are purchased. Income dividends are usually paid annually. Capital gains for all Funds are distributed at least annually.

All dividends and capital gain distributions will be automatically reinvested in additional shares of a Fund at the NAV of such shares on the payment date.

Each Fund is treated as a separate corporate entity for tax purposes. Each Fund intends to elect to be treated as a regulated investment company and each Fund intends to qualify for such treatment for each taxable year under Subchapter M of the Internal Revenue Code of 1986, as amended. In addition, each Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable. If a Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the Contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Provided that a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in a Contract.

Persons investing in Contracts should refer to the prospectuses with respect to such Contracts for further information regarding the tax treatment of the Contracts and the separate accounts in which the Contracts are invested.

--------------------------------------------------------------------------------
PORTFOLIO SECURITIES
A description of the Fund's policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the Funds' SAI.

                                        21
--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Fund of Funds Trust -Prospectus-
May 1, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the financial performance of the Funds for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent return that you would have earned (or lost) on an investment in the indicated Fund (assuming reinvestment of all dividends and distributions). The returns include reinvested dividends and Fund level expenses, but exclude insurance contract charges. If insurance contract charges were included, the return would be reduced.

The following information has been audited by KPMG LLP, independent registered public accounting firm. It is an integral part of the Funds' audited financial statements included in the Funds' Annual Report to Shareholders and incorporated by reference into the Statement of Additional Information. This should be read in conjunction with those financial statements. Copies of such Annual Report are available without charge upon written request from the Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free 1-877-833-7113.

                                     ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

                                                  FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------
                                                      INVESTMENT ACTIVITIES
                                             ----------------------------------------
                                                            NET REALIZED
                                                           AND UNREALIZED
                                                              GAINS/
                                                           (LOSSES) ON                    DIVIDENDS TO SHAREHOLDERS FROM:
                                 NET ASSET                  INVESTMENTS,               --------------------------------------
                                   VALUE,        NET         FOREIGN       TOTAL FROM     NET          NET
                                 BEGINNING   INVESTMENT      CURRENCIES   INVESTMENT   INVESTMENT    REALIZED      TOTAL
                                 OF PERIOD   INCOME/(LOSS)  AND FUTURES    ACTIVITIES    INCOME       GAINS      DIVIDENDS
-----------------------------------------------------------------------------------------------------------------------------
AZL FUSION BALANCED FUND
  April 29, 2005 to December
31, 2005(a)                       $ 10.00       0.06           0.67          0.73          -            -            -
AZL FUSION MODERATE FUND
  April 29, 2005 to December
31, 2005(a)                       $ 10.00       0.08#          0.83          0.91          -            -            -
AZL FUSION GROWTH FUND
  April 29, 2005 to December
31, 2005(a)                       $ 10.00       0.01           1.20          1.21          -            -            -


-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------

                                                                 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
                                                     ------------------------------------------------------------------------
                                                       NET            NET
                                 NET ASSET            ASSETS,      INVESTMENT       EXPENSES         EXPENSES
                                  VALUE,              END OF      INCOME/(LOSS)      BEFORE           NET OF          PORTFOLIO
                                  END OF   TOTAL     PERIOD      NET OF WAIVERS/    WAIVERS/         WAIVERS/          TURNOVER
                                  PERIOD  RETURN(B)* ($000'S)  REIMBURSEMENTS(C) REIMBURSEMENTS(C) REIMBURSEMENTS(C)   RATE(B)
---------------------------------------------------------------------------------------------------------------------------------
AZL FUSION BALANCED FUND
  April 29, 2005 to December
  31, 2005(a)                     $10.73   7.30%      $117,000       1.75%            0.50%           0.30%               3.96%
AZL FUSION MODERATE FUND
  April  29,  2005  to  December
  31, 2005(a)                     $10.91   9.10%      $303,316       1.09%            0.42%           0.30%               0.00%
AZL FUSION GROWTH FUND
  April 29, 2005 to December
  31, 2005(a)                     $11.21  12.10%      $342,171       0.42%            0.38%           0.30%               0.58%

---------------------------------------------------------------------------------------------------------------------------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
** During the period, certain fees were contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
#    Average shares method used in calculation.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

                                        22
--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Fund of Funds Trust -Prospectus-
May 1, 2006
--------------------------------------------------------------------------------

This prospectus is intended for use only when accompanied or preceded by a variable product prospectus.

FOR MORE INFORMATION ABOUT THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):
Each Fund's annual and semi-annual reports to shareholders contain additional information about the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.


PROXY VOTING RECORDS
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by accessing the Allianz Life website at https://www.allianzlife.com/ProductsServices/Annuities/Variable/OptionInfo.aspx or by accessing the SEC's EDGAR database via the Internet at www.sec.gov.


STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Funds, including their respective operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.


You can get free copies of Reports and the SAI for the Funds by accessing the Allianz Life website at https://www.allianzlife.com/ProductsServices/Annuities/Variable/OptionInfo.aspx.
You can get prospectuses or SAIs for the Permitted Underlying Funds, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

    ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
    3435 STELZER ROAD
    COLUMBUS, OHIO 43219
    TELEPHONE: 1-877-833-7113

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION:
You can obtain copies of Fund documents from the SEC as follows:
IN PERSON:
Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-551-8090.)

BY MAIL:
Securities and Exchange Commission
Public Reference Section
100 F Street NE
Washington, D.C. 20549


ON THE EDGAR DATABASE VIA THE INTERNET:
www.sec.gov

BY ELECTRONIC REQUEST:
publicinfo@sec.gov.
(The SEC charges a fee to copy any documents.)



                                    The Trust's Investment Company Act File No.:
                                                                       811-21624



                                        23
--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Fund of Funds Trust -Prospectus-
May 1, 2006
--------------------------------------------------------------------------------






                PART B - STATEMENT OF ADDITIONAL INFORMATION
               _____________________________________________




                       STATEMENT OF ADDITIONAL INFORMATION


             ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

                            AZL FUSION BALANCED FUND
                            AZL FUSION MODERATE FUND
                             AZL FUSION GROWTH FUND


                                   MAY 1, 2006

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus for the Trust dated May 1, 2006, which may be supplemented from time to time. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained without charge, upon request, by writing the Trust at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free 1-877-833-7113. Copies of the prospectus or statement of additional information for the Permitted Underlying Funds may also be obtained by contacting this same address or phone number.


                                TABLE OF CONTENTS

      STATEMENT OF ADDITIONAL INFORMATION................................................................1
          THE FUNDS......................................................................................1

      ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES............................1
          INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES..........................................3
          U.S. GOVERNMENT OBLIGATIONS....................................................................3
          COMMERCIAL PAPER...............................................................................4
          BANK OBLIGATIONS...............................................................................4
          LOAN PARTICIPATIONS............................................................................4
          DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES..........................................4
          VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES......................................5
          FOREIGN SECURITIES.............................................................................5
          EXCHANGE TRADED FUNDS..........................................................................7
          WHEN-ISSUED AND DELAYED DELIVERY SECURITIES....................................................8
          MORTGAGE-RELATED SECURITIES....................................................................8
          ZERO COUPON AND PAY-IN-KIND SECURITIES........................................................10
          TAXABLE AND TAX EXEMPT MUNICIPAL SECURITIES...................................................11
          CORPORATE DEBT SECURITIES.....................................................................11
          STRUCTURED NOTES..............................................................................12
          ILLIQUID SECURITIES...........................................................................12
          REPURCHASE AGREEMENTS.........................................................................13
          REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS......................................13
          DERIVATIVE INSTRUMENTS........................................................................14
          OPTIONS TRADING...............................................................................15
          FUTURES CONTRACTS.............................................................................16
          RISKS OF FUTURES AND OPTIONS INVESTMENTS......................................................16
          FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS...................................................17
          FOREIGN CURRENCY OPTIONS AND FUTURES TRANSACTIONS.............................................17
          COMMON STOCKS.................................................................................18
          PREFERRED STOCKS..............................................................................18
          CONVERTIBLE SECURITIES........................................................................18
          SPECIAL SITUATION COMPANIES...................................................................19
          WARRANTS AND RIGHTS...........................................................................19
          REAL ESTATE INVESTMENT TRUSTS.................................................................19
          INVESTMENT IN UNSEASONED ISSUERS..............................................................19
          SWAP AGREEMENTS...............................................................................20
          LENDING OF PORTFOLIO SECURITIES...............................................................21
          SHORT SALES AGAINST THE BOX...................................................................21
          RISKS OF TECHNIQUES INVOLVING LEVERAGE........................................................22
          EVENT-LINKED EXPOSURE.........................................................................22
          INVESTMENT RESTRICTIONS.......................................................................23
          PORTFOLIO TURNOVER............................................................................24
          TEMPORARY DEFENSIVE INVESTMENTS...............................................................24
          DISCLOSURE OF PORTFOLIO HOLDINGS..............................................................25
          ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................................26
          NET ASSET VALUE...............................................................................26
          VALUATION OF THE MONEY MARKET FUND............................................................26
          VALUATION OF THE FUNDS........................................................................26
          REDEMPTION IN KIND............................................................................27

      MANAGEMENT OF THE TRUST...........................................................................27
          TRUSTEES AND OFFICERS.........................................................................27
          CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................................31
          THE MANAGER...................................................................................31
          AFFILIATED PERSONS............................................................................33

                                      -i-
The Allianz Variable Insurance Products Fund of Funds Trust -SAI- May 1, 2006


          PORTFOLIO TRANSACTIONS BY THE FUNDS OR PERMITTED UNDERLYING FUNDS.............................33
          AFFILIATED BROKERS............................................................................34
          ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT.............................................34
          DISTRIBUTOR...................................................................................35
          CUSTODIAN.....................................................................................36
          INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................................36
          LEGAL COUNSEL.................................................................................36
          CODES OF ETHICS...............................................................................36
          CONSULTANT TO MANAGER.........................................................................36

      ADDITIONAL INFORMATION............................................................................37
          DESCRIPTION OF SHARES.........................................................................37
          VOTE OF A MAJORITY OF THE OUTSTANDING SHARES..................................................37
          ADDITIONAL TAX INFORMATION....................................................................37
          ADDITIONAL TAX INFORMATION CONCERNING FUNDS THAT MAY INVEST IN NON-U.S. CORPORATIONS..........40
          TAXATION OF THE PERMITTED UNDERLYING FUNDS....................................................40
          PERFORMANCE INFORMATION.......................................................................40
          YIELDS OF THE MONEY MARKET FUND...............................................................41
          YIELDS OF THE NON-MONEY MARKET FUNDS..........................................................41
          CALCULATION OF TOTAL RETURN...................................................................41
          MISCELLANEOUS.................................................................................41
          FINANCIAL STATEMENTS..........................................................................43
          PROXY VOTING POLICIES AND PROCEDURES..........................................................43

      APPENDIX A........................................................................................44
          COMMERCIAL PAPER RATINGS......................................................................44
          CORPORATE AND LONG-TERM DEBT RATINGS..........................................................46

      APPENDIX B -- PROXY VOTING POLICIES...............................................................49

                                      -ii-
The Allianz Variable Insurance Products Fund of Funds Trust -SAI- May 1, 2006

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
The Allianz Variable Insurance Products Fund of Funds Trust (the "Trust") is an open-end management investment company consisting of three separate mutual funds (each, a "Fund" and together, the "Funds"). The Trust was organized as a Delaware statutory trust on June 16, 2004. Each Fund is a diversified fund. Each Fund is a "fund of funds" and invests its assets in the shares of several other affiliated mutual funds (the "Permitted Underlying Funds"). The Funds may also purchase U.S. government securities and short-term debt securities (together with the Permitted Underlying Funds, the "Permitted Underlying Investments").

The Trust was established exclusively for the purpose of providing investment vehicles for variable annuity contracts and variable life insurance policies (the "Contracts") offered by the separate accounts of various life insurance companies (the "Participating Insurance Companies"). Shares of the Trust are not offered to the general public but solely to such separate accounts (the "Separate Accounts"). The inception date for each Fund was April 29, 2005.


The Permitted Underlying Funds are currently all advised by Allianz Life Advisers, LLC (the "Manager") or an affiliate of the Manager. The Permitted Underlying Funds include the investment portfolios offered by the Allianz Variable Insurance Products Trust ("AZL Funds"), including the AZL OCC funds and PIMCO VIT funds. The Board of Trustees approved a change in the name of the Trust effective May 1, 2006. The name of the Trust changed from USAllianz Variable Insurance Products Fund of Funds Trust to Allianz Variable Insurance Products Fund of Funds Trust. The names of some of the Permitted Underlying Funds have also changed. In the new Fund names, AZL replaces USAZ. For example, the USAZ OCC Value Fund is now the AZL OCC Value Fund. Please see the section of the Prospectus entitled "Management -- The Manager" for further information regarding the Manager's affiliation with the Permitted Underlying Funds.



Much of the information contained in this SAI expands upon subjects discussed in the Prospectus of the Trust. Capitalized terms not defined herein are defined in the Prospectus. No investment in shares of a Fund should be made without first reading the Trust's Prospectus.

THE FUNDS


AZL FUSION BALANCED FUND ("BALANCED FUND")
AZL FUSION MODERATE FUND ("MODERATE FUND")
AZL FUSION GROWTH FUND ("GROWTH FUND")


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS
      AND INVESTMENT POLICIES
The Funds invest in a variety of Permitted Underlying Investments and employ a number of investment techniques that involve certain risks. The Prospectus for the Funds highlights the principal investment strategies, investment techniques and risks of the Funds. This SAI contains additional information regarding both the principal and non-principal investment strategies of the Funds.


The Funds are professionally managed funds that allocate their assets primarily among variations of Permitted Underlying Funds belonging to different asset classes. In addition, each Fund may invest in government securities (Intermediate-Term Bonds Asset Class) and short-term debt securities (Cash Equivalent Asset Class). All of the asset classes listed below primarily invest in equity securities with the exception of High-Yield Bonds, Intermediated-Term Bonds and Cash Equivalents. The Funds differ primarily due to their asset allocation among these Permitted Underlying Investments. The investment objectives of the Funds are as follows: (1) Balanced Fund seeks to achieve long-term capital appreciation with preservation of capital as an important consideration, (2) Moderate Fund seeks to achieve long-term capital appreciation, and (3) Growth Fund seeks to achieve long-term capital appreciation. Each Fund's investment performance and its ability to achieve its investment objective is directly related to the performance of the Permitted Underlying Investments in which it invests. Because each Fund invests in the Permitted Underlying Funds, investors in each Fund will be affected by the Permitted Underlying Funds' investment strategies in direct proportion to the amount of assets the Fund allocates to the Permitted Underlying Fund pursuing such strategies. The investment objectives and principal investment strategies of the Permitted Underlying Funds are described in the prospectuses of the Permitted Underlying Funds. To request a copy of the prospectus for a Permitted Underlying Fund, contact us at 1-877-833-7113.


                                      1
The Allianz Variable Insurance Products Fund of Funds Trust -SAI- May 1, 2006

The following is a list of the asset classes and Permitted Underlying Funds in which the Funds may invest. The Funds may also invest in government securities (Intermediate-Term Bonds Asset Class) and short term debt securities (Cash Equivalent Asset Class). The Manager may update this list from time to time at its discretion.


ASSET CLASSES                           PERMITTED UNDERLYING FUNDS
--------------------------------------------------------------------------------
Small Cap (Equity)                      AZL Dreyfus Premier Small Cap Value
                                        Fund
                                        AZL Oppenheimer Emerging Growth Fund
                                        AZL Salomon Brothers Small Cap Growth
                                        Fund
                                        AZL Franklin Small Cap Value Fund


Mid Cap (Equity)                        AZL Neuberger Berman Regency Fund
                                        AZL OCC Renaissance Fund
                                        AZL Van Kampen Aggressive Growth Fund
                                        AZL Van Kampen Mid-Cap Growth Fund
                                        OpCap Mid Cap Portfolio

Large Growth (Equity)                   AZL Salomon Brothers Large Cap Growth
                                        Fund
                                        AZL Dreyfus Founders Equity Growth Fund
                                        AZL Van Kampen Emerging Growth Fund
                                        AZL Jennison Growth Fund
                                        AZL Legg Mason Growth Fund

Large Blend (Equity)                    AZL Oppenheimer Main Street Fund
                                        AZL Legg Mason Value Fund
                                        AZL Jennison 20/20 Focus Fund

Large Value (Equity)                    AZL AIM Basic Value Fund
                                        AZL Davis NY Venture Fund
                                        AZL OCC Value Fund
                                        AZL Van Kampen Comstock Fund
                                        AZL Van Kampen Growth and Income Fund

International Equity (Equity)           AZL AIM International Equity Fund
                                        AZL Oppenheimer Global Fund
                                        AZL Oppenheimer International Growth
                                        Fund
                                        AZL Van Kampen Global Franchise Fund

Specialty (Equity)                      AZL PIMCO Fundamental IndexPLUS Total
                                        Return Fund
                                        AZL Oppenheimer Developing Markets Fund
                                        AZL Oppenheimer Emerging Technologies
                                        Fund
                                        AZL Van Kampen Equity and Income Fund
                                        AZL Van Kampen Global Real Estate Fund
                                        PIMCO VIT CommodityRealReturn Strategy
                                        Portfolio


High-Yield Bonds (Fixed Income)         PIMCO VIT High Yield Portfolio

Intermediate-Term Bonds (Fixed Income)  PIMCO VIT Real Return Portfolio
                                        PIMCO VIT Total Return Portfolio
                                        PIMCO VIT Global Bond Portfolio
                                        (Unhedged)
                                        PIMCO VIT Emerging Markets Bond
                                        Portfolio

Cash Equivalent (Fixed Income)          AZL Money Market Fund

Each Fund allocates its assets among the asset classes by investing in Permitted Underlying Funds that have investment objectives and principal investment strategies consistent with each asset class. The Permitted Underlying Funds in which

                                      2
The Allianz Variable Insurance Products Fund of Funds Trust -SAI- May 1, 2006 each Fund invests use a broad array of investment strategies and invest in many types of securities. Each Fund intends to be fully invested at all times. However, each Fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.


The principal investment strategies for each Fund are discussed in the Funds' prospectus. Because each Fund invests in Permitted Underlying Funds, each of which has its own investment strategies with its own related investment risks, each Fund is subject to the same risks as the Permitted Underlying Funds in direct proportion to the allocation of its assets among the Permitted Underlying Funds. The principal investment strategies of the Permitted Underlying Funds are described in the prospectuses of the Permitted Underlying Funds. A further description of certain investment strategies used by the Funds and the Permitted Underlying Funds is set forth below. The percentage limits described in the sections below are based on market value and are determined as of the time securities are purchased.

Certain descriptions in the prospectuses of the Funds and the Permitted Underlying Funds and in this SAI of a particular investment practice or technique in which certain of the Permitted Underlying Funds may engage or a financial instrument that certain of the Permitted Underlying Funds may purchase are meant to describe the spectrum of investments that the Manager or a Permitted Underlying Fund's adviser/subadviser, in their discretion, might, but are not required to, use in managing the Fund's or Permitted Underlying Fund's portfolio assets in accordance with its investment objective, policies and restrictions. The advisers/subadvisers of the Permitted Underlying Funds, in their discretion, may employ such practices, techniques or instruments for one or more Funds or Permitted Underlying Funds, but not for all Funds or Permitted Underlying Funds for which they serve. It is possible that certain types of financial instruments or techniques may not be available, permissible or effective for their intended purposes in all markets.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
In general, the Investment Company Act of 1940 (the "1940 Act") permits a fund to invest in securities issued by other investment companies so long as, immediately after a security is purchased, (a) not more than 5% of the value of a fund's total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of a fund's total assets will be invested in the securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by a fund. However, in accordance with the provisions of the 1940 Act, investments may be made in excess of these amounts in certain instances, including when underlying funds are affiliated with a fund of funds and are in the same group of investment companies, and certain other requirements are met, including that investments are restricted to affiliated underlying funds, government securities, and short-term debt securities. If a fund invests in an affiliated underlying fund pursuant to this exemption, the investment is subject to certain restrictions, including that distribution charges and fees cannot be assessed by both the fund and the underlying fund; aggregate sales loads cannot be excessive; and the underlying fund must have a policy prohibiting it from acquiring securities of another open-end investment company or unit investment trust in reliance on certain exemptions.




As a shareholder of another investment company, a Fund bears, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which a Fund invests may also impose a distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges are payable by the Fund and, therefore, are borne indirectly by shareholders.


U.S. GOVERNMENT OBLIGATIONS
The Funds and all of the Permitted Underlying Funds may invest in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, including bills, notes and bonds issued by the U.S. Treasury.

Obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of Fannie Mae ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation ("FHLMC"), are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities, such as FNMA or the FHLMC, since it is not obligated to do so by law. These agencies or instrumentalities are supported by the issuer's right to borrow specific amounts from the U.S. Treasury, the discretionary authority of the U.S. government to purchase certain obligations from such agencies or instrumentalities, or the credit of the agency or instrumentality.

                                      3
The Allianz Variable Insurance Products Fund of Funds Trust -SAI- May 1, 2006

COMMERCIAL PAPER
The Funds and certain of the Permitted Underlying Funds may invest in commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than 9 months and fixed rates of return.

The Funds and certain of the Permitted Underlying Funds may invest in commercial paper rated in any rating category or not rated by an NRSRO. In general, investment in lower-rated instruments is more risky than investment in instruments in higher-rated categories. For a description of the rating symbols of each NRSRO, see Appendix A. The Funds and certain of the Permitted Underlying Funds may also invest in U.S. dollar denominated commercial paper, including U.S. dollar denominated commercial paper issued by a Canadian corporation or issued by a European-based corporation.

THE FOLLOWING DISCUSSION CONCERNS SECURITIES IN WHICH ONE OR MORE OF THE PERMITTED UNDERLYING FUNDS MAY INVEST. THE FUNDS MAY NOT INVEST DIRECTLY IN THESE SECURITIES.



BANK OBLIGATIONS
Certain of the Permitted Underlying Funds, may invest in bank obligations consisting of bankers' acceptances, certificates of deposit and time deposits.


Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds and Permitted Underlying Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic and foreign banks and savings and loan associations if (a) at the time of investment, the depository or institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

Certain of the Permitted Underlying Funds may also invest in Eurodollar certificates of deposit ("Euro CDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Yankee certificates of deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar time deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or foreign bank; and Canadian time deposits, which are basically the same as ETDs, except they are issued by Canadian offices of major Canadian banks.

Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues.


LOAN PARTICIPATIONS
Loans, loan participations and interests in securitized loan pools are interests in amounts owed by a corporate, governmental or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES
Certain of the Permitted Underlying Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving

                                     4
The Allianz Variable Insurance Products Fund of Funds Trust -SAI- May 1, 2006 credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Permitted Underlying Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Permitted Underlying Fund is committed to advance additional funds, it will at all times segregate or "earmark" assets, determined to be liquid in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments.

Certain of the Permitted Underlying Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Permitted Underlying Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. Those Permitted Underlying Funds that invest in delayed funding loans and revolving credit facilities for which there is no readily available market currently intend to treat them as illiquid for purposes of the Funds' limitation on illiquid investments. For a further discussion of the risks involved in investing in Loan Participations and other forms of direct indebtedness see "Loan Participation" above. Participation interests in revolving credit facilities will be subject to the limitations discussed in "Loan Participations." Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust's investment restriction relating to the lending of funds or assets by a Portfolio.


VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES
Certain of the Permitted Underlying Funds may, from time to time, buy variable rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity in the 5 to 20 year range but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities is backed up by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Ordinarily, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day maturity.

Variable amount master demand notes in which certain of the Permitted Underlying Funds may invest are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a fund may demand payment of principal and accrued interest at any time. While the notes are not rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial and other business concerns) must satisfy the same criteria set forth above for commercial paper. The adviser/subadviser of a Permitted Underlying Fund will consider the earning power, cash flow, and other liquidity ratios of such notes and will continuously monitor the financial status and ability to make payment on demand. In determining dollar weighted average maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.

FOREIGN SECURITIES
Permitted Underlying Funds may invest in securities of foreign issuers. Investing in foreign securities (including through the use of depository receipts) involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since a fund may hold securities and funds in foreign currencies, a fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United

                                      5
The Allianz Variable Insurance Products Fund of Funds Trust -SAI- May 1, 2006

States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by a fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

Many European countries recently have adopted a single European currency, commonly referred to as the "euro." The long-term consequences of the euro conversion on foreign exchange rates, interest rates and the value of European securities, all of which may adversely affect the Fund(s), are still uncertain.

INVESTMENT IN COMPANIES IN DEVELOPING COUNTRIES/EMERGING MARKETS. Certain of the Permitted Underlying Funds may invest from time to time in companies in developing countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization.

Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. For example, certain countries, including, China, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.


The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect a fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Permitted Underlying Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% (10% for certain Permitted Underlying Funds) of its net assets in illiquid securities. Conversely, the Permitted Underlying Fund's inability to dispose fully and promptly of positions in declining markets will cause the Permitted Underlying Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Permitted Underlying Fund's investments in those countries and the availability to the Permitted Underlying Fund of additional investments in those countries. In addition, developing countries may have or enact restrictions on the right of foreign investors to repatriate their capital and to remit profits abroad.


Economies of developing countries may differ favorably or unfavorably from the United States' economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

                                      6
The Allianz Variable Insurance Products Fund of Funds Trust -SAI- May 1, 2006

Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

DEPOSITARY RECEIPTS. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent an interest in the securities of a foreign issuer deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all of the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, a fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large liquid market in the United States for many ADRs. Certain of the Permitted Underlying Funds may also invest in EDRs and GDRs which are receipts evidencing an arrangement with European and other banks similar to that for ADRs and are designed for use in European and other securities markets. EDRs and GDRs are not necessarily denominated in the currency of the underlying security.

Certain depositary receipts, typically those categorized as unsponsored, require the holders to bear most of the costs of such facilities while issuers of sponsored facilities normally pay more of the costs. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

FOREIGN SOVEREIGN DEBT. Certain of the Permitted Underlying Funds may invest in sovereign debt obligations issued by foreign governments. To the extent that a fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiation, new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Permitted Underlying Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Permitted Underlying Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

EXCHANGE TRADED FUNDS
The Permitted Underlying Funds may invest in investment companies in the form of various exchange traded funds ("ETFs"), subject to the Permitted Underlying Fund's investment objectives, policies, and strategies as described in the Prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of ETFs include:

o "SPDRS" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.
o "QUBES" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies quoted through Nasdaq. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

                                      7
The Allianz Variable Insurance Products Fund of Funds Trust -SAI- May 1, 2006

o "ISHARES" which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.
o "HOLDRS" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund's investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry, sector or index. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a Permitted Underlying Fund can generate brokerage expenses.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES
Certain of the Permitted Underlying Funds may purchase securities on a "when-issued" or "delayed delivery" basis. A Permitted Underlying Fund will engage in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objectives and policies, not for investment leverage, although such transactions represent a form of leveraging. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Permitted Underlying Fund will not pay for such securities or start earning interest on them until they are received. When a Permitted Underlying Fund agrees to purchase securities on a "when-issued" or "delayed delivery" basis, the Trust's Custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy the purchase commitment, and in such case, a Permitted Underlying Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of a Permitted Underlying Fund's commitment. It may be expected that a Permitted Underlying Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because a Permitted Underlying Fund will set aside cash or liquid securities to satisfy its purchase commitments in the manner described above, a Permitted Underlying Fund's liquidity and the ability of the Manager or the adviser/subadviser of a Permitted Underlying Fund to manage it might be affected in the event its commitments to purchase "when-issued" or "delayed delivery" securities ever exceeded 25% of the value of its total assets.

Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. In when-issued and delayed delivery transactions, a Permitted Underlying Fund relies on the seller to complete the transaction; the seller's failure to do so may cause a Permitted Underlying Fund to miss a price or yield considered to be advantageous. If a Permitted Underlying Fund sells a "when-issued" or "delayed delivery" security before a delivery, any gain would be taxable.

MORTGAGE-RELATED SECURITIES
Certain of the Permitted Underlying Funds may, consistent with their investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. In addition, certain of the Permitted Underlying Funds may invest in mortgage-related securities issued by non-governmental entities, including collateralized mortgage obligations structured as pools of mortgage pass-through certificates or mortgage loans, subject to the rating limitations described in the Prospectus.


Mortgage-related securities, for purposes of the Prospectus and this SAI, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as GNMA and government-related organizations such as FNMA and the FHLMC, as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or are otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. Accelerated prepayments have an adverse impact on yields for pass-through securities purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is prepaid. The opposite is true for pass-through securities purchased at a discount. Certain of the Permitted Underlying Funds may purchase mortgage-related securities at a premium or at a discount. If a Permitted Underlying Fund purchases a mortgage-related security at a premium, that

                                      8
The Allianz Variable Insurance Products Fund of Funds Trust -SAI- May 1, 2006 portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return to the Permitted Underlying Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Permitted Underlying Fund will receive when these amounts are reinvested.

There are a number of important differences among the agencies and the instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guaranty is backed by the full-faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates are also supported by the authority of the GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC mortgage participation certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, organized pursuant to an Act of Congress, which is owned entirely by the Federal Home Loan banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Mortgage-related securities in which certain of the Permitted Underlying Funds may invest may also include collateralized mortgage obligations ("CMOs"). CMOs are debt obligations issued generally by finance subsidiaries or trusts that are secured by mortgage-backed certificates, including, in many cases, certificates issued by government-related guarantors, including GNMA, FNMA and FHLMC, together with certain funds and other collateral. Although payment of the principal of and interest on the mortgage-backed certificates pledged to secure the CMOs may be guaranteed by GNMA, FNMA or FHLMC, the CMOs represent obligations solely of the issuer and are not insured or guaranteed by GNMA, FHLMC, FNMA or any other governmental agency, or by any other person or entity. The issuers of the CMOs typically have no significant assets other than those pledged as collateral for the obligations.

CMOs are issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the mortgage loans or the mortgage assets underlying the CMOs may cause some or all of the classes of CMOs to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs on a monthly basis.

The principal of and interest on the mortgage assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the mortgage assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the mortgage assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

                                      9
The Allianz Variable Insurance Products Fund of Funds Trust -SAI- May 1, 2006

STRIPPED MORTGAGE SECURITIES. Certain of the Permitted Underlying Funds may invest in stripped mortgage securities. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.

Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest ("IO" or interest-only), while the other class will receive all of the principal ("PO" or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Permitted Underlying Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.


In addition to the stripped mortgage securities described above, certain of the Permitted Underlying Funds may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. Certain of the Permitted Underlying Funds may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions. POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the Permitted Underlying Fund.

Certain of the Permitted Underlying Funds may also purchase stripped mortgage-backed securities for hedging purposes to protect the Permitted Underlying Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. With respect to IOs, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Permitted Underlying Fund may fail to recoup fully its initial investment in these securities even if the securities are rated in the highest rating category by an NRSRO. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Permitted Underlying Fund may have difficulty in selling such securities.

ZERO COUPON AND PAY-IN-KIND SECURITIES
Certain of the Permitted Underlying Funds may invest in zero coupon bonds and pay-in-kind securities. Zero coupon bonds (which do not pay interest until maturity) and pay-in-kind securities (which pay interest in the form of additional securities) may be more speculative and may fluctuate more in value than securities which pay income periodically and in cash. In addition, although a Permitted Underlying Fund receives no periodic cash payments from such investments, applicable tax rules require the Permitted Underlying Fund to accrue and pay out its income from such securities annually as income dividends.


                                      10
The Allianz Variable Insurance Products Fund of Funds Trust -SAI- May 1, 2006

TAXABLE AND TAX EXEMPT MUNICIPAL SECURITIES
Certain of the Permitted Underlying Funds may invest in municipal securities. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term municipal securities, only if the interest paid thereon is exempt from federal taxes.

Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

The two principal classifications of municipal securities consist of "general obligation" and "revenue" issues. There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an NRSRO as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. The subadviser of a Permitted Underlying Fund will consider such an event in determining whether the Permitted Underlying Fund should continue to hold the obligation.

An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

CORPORATE DEBT SECURITIES
Depending upon the prevailing market conditions, certain of the Permitted Underlying Funds may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value the yield will be lower than the coupon rate. Such obligations, in the case of debentures will represent unsecured promises to pay, and in the case of notes and bonds, may be secured by mortgages on real property or security interests in personal property and will in most cases differ in their interest rates, maturities and times of issuance.

Certain of the Permitted Underlying Funds may invest in securities which are rated the fourth highest rating group assigned by an NRSRO (e.g., securities rated BBB by S&P or Baa by Moody's) or, if not rated, are of comparable quality as determined by the subadviser of a Permitted Underlying Fund ("Medium-Grade Securities"). After purchase by a Permitted Underlying Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Permitted Underlying Fund. Neither event will require a sale of such security by the Permitted Underlying Fund. A split rated security, i.e., rated in the fourth highest category by one NRSRO and also rated below the fourth highest category by another NRSRO, will not be considered a "medium grade security."

As with other fixed-income securities, Medium-Grade Securities are subject to credit risk and market risk. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of an issuer to make payments of principal and interest. Medium-Grade Securities are considered by Moody's to have speculative characteristics.

                                      11
The Allianz Variable Insurance Products Fund of Funds Trust -SAI- May 1, 2006
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Certain of the Permitted Underlying Funds may invest in lower rated securities.
Fixed income securities with ratings below Baa (Moody's) BBB (S&P) are considered below investment grade and are commonly referred to as "junk" bonds ("Lower Rated Securities").

These Lower Rated Securities generally offer higher interest payments because the company that issues the bond -- the issuer -- is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, the issuer has financial difficulties, or the issuer has a greater amount of debt.

Some risks of investing in lower rated securities include:
o GREATER CREDIT RISK - Because of their more precarious financial position, issuers of high yield bonds may be more vulnerable to changes in the economy or to interest rate changes that might affect their ability to repay debt.
o REDUCED LIQUIDITY - There are fewer investors willing to buy high yield bonds than there are for higher rated, investment grade securities. Therefore, it may be more difficult to sell these securities or to receive a fair market price for them.
o LACK OF HISTORICAL DATA - Because high yield bonds are a relatively new type of security, there is little data to indicate how such bonds will behave in a prolonged economic downturn. However, there is a risk that such an economic downturn would negatively affect the ability of issuers to repay their debts, leading to increased defaults and overall losses to the Permitted Underlying Fund.


Particular types of Medium-Grade and Lower Rated Securities may present special concerns. The prices of payment-in-kind or zero-coupon securities react more strongly to changes in interest rates than the prices of other Medium-Grade or Lower Rated Securities. Some Medium-Grade Securities and some Lower Rated Securities in which a Permitted Underlying Fund may invest may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that the Permitted Underlying Fund may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.


The credit ratings issued by Moody's and S&P are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of Medium-Grade or Lower Rated Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, the subadviser of a Permitted Underlying Fund conducts its own independent credit analysis of Medium-Grade and Lower Rated Securities.


STRUCTURED NOTES
Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of the structured and indexed securities may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured or indexed security at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured or indexed securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. To the extent a Permitted Underlying Fund invests in these securities, they will be analyzed in the overall assessment of the effective duration of the Permitted Underlying Fund's portfolio in an effort to monitor the Permitted Underlying Fund's interest rate risk.


ILLIQUID SECURITIES
Certain of the Permitted Underlying Funds may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) Securities"). Section 4(2) Securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as certain of the Permitted Underlying Funds, who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) Securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who

                                      12
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make a market in such Section 4(2) Securities, thus providing liquidity. The
Trust's board of trustees (the "Board" or "Board of Trustees") has delegated to the Manager the day-to-day authority to determine whether a particular issue of
Section 4(2) Securities that are eligible for resale under Rule 144A under the 1933 Act should be treated as liquid. Rule 144A provides a safe-harbor exemption from the registration requirements of the 1933 Act for resales to "qualified institutional buyers" as defined in the Rule. With the exception of registered broker-dealers, a qualified institutional buyer must generally own and invest on a discretionary basis at least $100 million in securities.

The subadviser of a Permitted Underlying Fund may deem Section 4(2) Securities liquid if they believe that, based on the trading markets for such security, such security can be disposed of within seven (7) days in the ordinary course of business at approximately the amount at which a Permitted Underlying Fund has valued the security. In making such determination, the adviser/subadviser generally considers any and all factors that they deem relevant, which may include: (i) the credit quality of the issuer; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of market-place trades.


Subject to the limitations described above, certain of the Permitted Underlying Funds may acquire investments that are illiquid or of limited liquidity, such as private placements or investments that are not registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued the Permitted Underlying Fund. The price a Permitted Underlying Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity. A Permitted Underlying Fund may not invest in additional illiquid securities if, as a result, more than 15% (for some Funds, 10%) of the market value of its net assets would be invested in illiquid securities.


Treatment of Section 4(2) Securities as liquid could have the effect of decreasing the level of a Permitted Underlying Fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.


REPURCHASE AGREEMENTS
Securities held by any of the Permitted Underlying Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Permitted Underlying Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers which the subadviser of a Permitted Underlying Fund deems creditworthy, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price would generally equal the price paid by a Permitted Underlying Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligations or become insolvent, the Permitted Underlying Fund holding such obligation would suffer a loss to the extent that the proceeds from the sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Permitted Underlying Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that the Permitted Underlying Fund would be entitled, as against the claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for the custody of a Permitted Underlying Fund's securities subject to repurchase agreements, and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's Custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Permitted Underlying Fund under the 1940 Act.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS
Certain of the Permitted Underlying Funds may borrow money by entering into reverse repurchase agreements and, dollar roll agreements in accordance with that Permitted Underlying Fund's investment restrictions. Pursuant to such agreements, a Permitted Underlying Fund would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase the securities, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed-upon date and price. A dollar roll agreement is identical to a reverse repurchase agreement except for the fact that substantially similar securities may be repurchased. At the time a Permitted Underlying Fund enters into a reverse repurchase agreement or a dollar roll agreement, it will place in a segregated custodial account

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assets such as U.S. government securities or other liquid high-grade debt securities consistent with the Permitted Underlying Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to insure that such equivalent value is maintained. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of the securities sold by a Permitted Underlying Fund may decline below the price at which a Permitted Underlying Fund is obligated to repurchase the securities. Reverse repurchase agreements and dollar roll agreements are considered to be borrowings by a Permitted Underlying Fund under the 1940 Act and, therefore, a form of leverage. A Permitted Underlying Fund may experience a negative impact on its net asset value if interest rates rise during the term of a reverse repurchase agreement or dollar roll agreement. A Permitted Underlying Fund generally will invest the proceeds of such borrowings only when such borrowings will enhance a Permitted Underlying Fund's liquidity or when the Permitted Underlying Fund reasonably expects that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction.

DERIVATIVE INSTRUMENTS
The adviser/subadviser of a Permitted Underlying Fund (other than the AZL Money Market Fund) may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options, forward currency contracts and swaps, to hedge a Permitted Underlying Fund's portfolio or for risk management or for any other permissible purposes consistent with that Permitted Underlying Fund's investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.


Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.


HYBRID INSTRUMENTS: A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Permitted Underlying Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Permitted Underlying Fund. Each Permitted Underlying Fund that invests in hybrid instruments will not invest more than 5% of its total assets in hybrid instruments.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are

                                      14
The Allianz Variable Insurance Products Fund of Funds Trust -SAI- May 1, 2006 considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. Permitted Underlying Funds will invest only in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the Commodity Exchange Act.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Permitted Underlying Funds' investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

OPTIONS TRADING
The Permitted Underlying Funds (other than the AZL Money Market Fund) may write (or sell) put and call options on the securities that the Permitted Underlying Fund is authorized to buy or already holds in its portfolio. These option contracts may be listed for trading on a national securities exchange or traded over-the-counter. The Permitted Underlying Funds (other than the AZL Money Market Fund) may also purchase put and call options.


A call option gives the purchaser of the option the right to buy, and the writer has the obligation to sell, the underlying security or foreign currency at the stated exercise price at any time prior to the expiration of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or foreign currency at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. Put and call options purchased by the Permitted Underlying Funds are valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.


When a Permitted Underlying Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Permitted Underlying Fund is included in the liability section of the Permitted Underlying Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Permitted Underlying Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, the Permitted Underlying Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Permitted Underlying Fund will realize a gain or loss.


In order to close out a call option it has written, the Permitted Underlying Fund will enter into a "closing purchase transaction" (the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which such Permitted Underlying Fund previously has written). When the portfolio security or currency subject to a call option is sold, the Permitted Underlying Fund will effect a closing purchase transaction to close out an existing call option on that security or currency. If such Permitted Underlying Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or that Permitted Underlying Fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the option holder, the Permitted Underlying Fund will forego the potential benefit represented by market depreciation over the exercise price.


A Permitted Underlying Fund may sell "covered" put and call options as a means of hedging the price risk of securities in the Permitted Underlying Fund's portfolio. The sale of a call option against an amount of cash equal to the put's potential liability constitutes a "covered put."


Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market marker. This information is carefully monitored by the subadviser of a Permitted Underlying Fund and verified in appropriate cases. OTC options are subject to the Permitted Underlying Funds' 15% (or 10% for certain Permitted Underlying Funds) limit on investments in securities which are illiquid or not readily marketable (see "Investment Restrictions"), provided that OTC option transactions by a Permitted Underlying Fund with a primary U.S.

                                      15
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Government securities dealer which has given the Permitted Underlying Fund an absolute right to repurchase according to a "repurchase formula" will not be subject to such 15% limit.

The Permitted Underlying Funds (other than the AZL Money Market Fund) may also purchase or sell index options. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. A Permitted Underlying Fund may be required to segregate assets or provide an initial margin to cover index options that would require it to pay cash upon exercise.


FUTURES CONTRACTS
The Permitted Underlying Funds (other than the AZL Money Market Fund) may enter into futures contracts. This investment technique is designed primarily to hedge against anticipated future changes in market conditions or foreign exchange rates which otherwise might adversely affect the value of securities which a Permitted Underlying Fund holds or intends to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Permitted Underlying Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Permitted Underlying Fund, through the purchase of such contract, can attempt to secure better rates or prices for the Permitted Underlying Fund than might later be available in the market when it effects anticipated purchases.

The acquisition of put and call options on futures contracts will, respectively, give a Permitted Underlying Fund the right (but not the obligation), for a specified price to sell or to purchase the underlying futures contract, upon exercising the option any time during the option period.

Futures transactions involve broker costs and require a Permitted Underlying Fund to segregate liquid assets, such as cash, U.S. government securities or other liquid high-grade debt obligations to cover its performance under such contracts. A Permitted Underlying Fund may lose the expected benefit of futures contracts if interest rates, securities or foreign exchange rates move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Permitted Underlying Fund had not entered into any futures transactions. In addition, the value of a Permitted Underlying Fund's futures positions may not prove to be perfectly or even highly correlated with its portfolio securities and foreign currencies, limiting the Permitted Underlying Fund's ability to hedge effectively against interest rate, foreign exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

RISKS OF FUTURES AND OPTIONS INVESTMENTS
A Permitted Underlying Fund will incur brokerage fees in connection with its futures and options transactions, and it will be required to segregate funds for the benefit of brokers as margin to guarantee performance of its futures and options contracts. In addition, while such contracts will be entered into to reduce certain risks, trading in these contracts entails certain other risks. Thus, while a Permitted Underlying Fund may benefit from the use of futures contracts and related options, unanticipated changes in interest rates may result in a poorer overall performance for that Permitted Underlying Fund than if it had not entered into any such contracts. Additionally, the skills required to invest successfully in futures and options may differ from skills required for managing other assets in the Permitted Underlying Fund's portfolio.

To the extent required to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being classified as a "commodity pool operator," a Permitted Underlying Fund will not enter into a futures contract or purchase an option thereon if immediately thereafter the initial margin deposits for futures contracts held by the Permitted Underlying Fund plus premiums paid by it for open options on futures would exceed 5% of the Permitted Underlying Fund's total assets. The Permitted Underlying Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which the Permitted Underlying Fund holds or intends to purchase. When futures contracts or options thereon are purchased to protect against a price increase on securities intended to be purchased later, it is anticipated that at least 25% of such intended purchases will be completed. When other futures contracts or options thereon are purchased, the underlying value of such contracts will at all times not exceed the sum of: (1) accrued profit on such contracts held by the

                                      16
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broker;  (2) cash or  high-quality  money  market  instruments  set  aside in an identifiable manner; and (3) cash proceeds from investments due in 30 days.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Certain of the Permitted Underlying Funds may invest in forward foreign currency exchange contracts. A Permitted Underlying Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

Certain of the Permitted Underlying Funds may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies. For example, when a Permitted Underlying Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the United States dollar cost or proceeds, as the case may be. By entering into a forward currency contract in United States dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Permitted Underlying Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the United States dollar and such foreign currency. Additionally, for example, when a Permitted Underlying Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward currency sale contract to sell an amount of that foreign currency approximating the value of some or all of that Permitted Underlying Fund's portfolio securities or other assets denominated in such foreign currency. Alternatively, when a Permitted Underlying Fund believes a foreign currency will increase in value relative to the U.S. dollar, it may enter into a forward currency purchase contract to buy that foreign currency for a fixed U.S. dollar amount; however, this tends to limit potential gains which might result from a positive change in such currency relationships.

A Permitted Underlying Fund will not enter into such forward contracts or maintain a net exposure on such contracts where the Permitted Underlying Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Permitted Underlying Fund's securities or other assets denominated in that currency. The Manager believes that it is important to have the flexibility to enter into such forward contracts when they determine that to do so is in the best interests of a Permitted Underlying Fund. The Custodian segregates cash or liquid high-grade securities in an amount not less than the value of the Permitted Underlying Fund's total assets committed to forward foreign currency exchange contracts entered into for the purchase of a foreign security. If the value of the securities segregated declines, additional cash or securities are added so that the segregated amount is not less than the amount of the Permitted Underlying Fund's commitments with respect to such contracts. The Permitted Underlying Funds generally do not enter into a forward contract for a term longer than one year.

If the Permitted Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Permitted Underlying Fund will incur a gain or a loss to the extent that there has been a movement in forward currency contract prices. If the Permitted Underlying Fund engages in an offsetting transaction it may subsequently enter into a new forward currency contract to sell the foreign currency. If forward prices decline during the period between which a Permitted Underlying Fund enters into a forward currency contract for the sale of foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Permitted Underlying Fund would realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. The Permitted Underlying Funds will have to convert their holdings of foreign currencies into United States dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

FOREIGN CURRENCY OPTIONS AND FUTURES TRANSACTIONS
Certain of the Permitted Underlying Funds may invest in foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of an option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration.

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A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Permitted Underlying Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Permitted Underlying Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against the decline of the value of the currency, it would not have to exercise its put. Similarly, if a Permitted Underlying Fund has entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of the purchase and the settlement date, the Permitted Underlying Fund would not have to exercise its call, but could acquire in the spot market the amount of foreign currency needed for settlement.

Certain of the Permitted Underlying Funds may invest in foreign currency futures transactions. As part of its financial futures transactions, the Permitted Underlying Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, the Permitted Underlying Fund may be able to achieve many of the same objectives it may achieve through forward foreign currency exchange contracts more effectively and possibly at a lower cost. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery, and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.


COMMON STOCKS
Certain of the Permitted Underlying Funds may invest in equity securities including common stocks. Common stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

PREFERRED STOCKS
Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate, when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

CONVERTIBLE SECURITIES
Certain of the Permitted Underlying Funds may invest in convertible securities. Convertible securities give the holder the right to exchange the security for a specific number of shares of common stock. Convertible securities include convertible preferred stocks, convertible bonds, notes and debentures, and other securities. Convertible securities typically involve less credit risk than common stock of the same issuer because convertible securities are "senior" to common stock -- i.e., they have a prior claim against the issuer's assets. Convertible securities generally pay lower dividends or interest than non-convertible securities of similar quality. They may also reflect changes in the value of the underlying common stock.


Certain of the Permitted Underlying Funds may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Permitted Underlying Fund may purchase a non-convertible debt security and a warrant or option, which enables the Permitted Underlying Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Permitted Underlying Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate

                                      18
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

securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Permitted Underlying Fund will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by S&P and will not invest more than 10% of its net assets in such synthetic securities and other illiquid securities.

SPECIAL SITUATION COMPANIES
Certain of the Permitted Underlying Funds may invest in "special situation companies". "Special situation companies" include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Therefore, an investment in a Permitted Underlying Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The subadvisers of certain Permitted Underlying Funds believe, however, that by conducting careful analysis of "special situation companies" investing in the securities of these companies at the appropriate time, a Permitted Underlying Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Permitted Underlying Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.


WARRANTS AND RIGHTS
Certain of the Permitted Underlying Funds may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of a warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

Rights are similar to warrants in they represent the right to buy common shares, however, in contrast, rights have a subscription price lower than the current market of the common stock and a life of two to four weeks.

REAL ESTATE INVESTMENT TRUSTS
Certain of the Permitted Underlying Funds may invest in equity or debt real estate investment trusts ("REITs"). Equity REITs are trusts that sell shares to investors and use the proceeds to invest in real estate or interests in real estate. Debt REITs invest in obligations secured by mortgages on real property or interests in real property. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income. Also, REITs may not be diversified. A REIT may fail to qualify for pass-through tax treatment of its income under the Internal Revenue Code of 1986, as amended (the "Code") and may also fail to maintain its exemption from registration under the 1940 Act. Also, REITs (particularly equity REITs) may be dependent upon management skill and face risks of failing to obtain adequate financing on favorable terms.

INVESTMENT IN UNSEASONED ISSUERS
Certain of the Permitted Underlying Funds may purchase securities of unseasoned issuers. Securities in such issuers may provide opportunities for long term capital growth. Greater risks are associated with investments in securities of unseasoned issuers than in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

                                      19
The Allianz Variable Insurance Products Fund of Funds Trust -SAI- May 1, 2006

SWAP AGREEMENTS
Certain of the Permitted Underlying Funds may enter into swap agreements for the purpose of attempting to obtain a particular desired return at a lower cost to the Permitted Underlying Fund than if the Permitted Underlying Fund had invested directly in a security that yielded or produced that desired return. These instruments also may be used for tax and/or cash management purposes. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a particular security, or at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. The Permitted Underlying Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement. The Permitted Underlying Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Permitted Underlying Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S government securities, or high grade debt obligations, to limit any potential leveraging of the Permitted Underlying Fund's portfolio. The Permitted Underlying Fund will not enter into a swap agreement with any single party if the net amount that would be owed or received under contracts with that party would exceed 5% of the Permitted Underlying Fund's total assets.

CREDIT DEFAULT SWAPS: A Permitted Underlying Fund may also enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Permitted Underlying Fund. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Permitted Underlying Fund may be either the buyer or seller in the transaction. If the Permitted Underlying Fund is a buyer and no credit event occurs, the Permitted Underlying Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Permitted Underlying Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Permitted Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Permitted Underlying Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a Permitted Underlying Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Permitted Underlying Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Permitted Underlying Fund's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Permitted Underlying
Fund). In connection with credit default swaps in which a Permitted Underlying Fund is the buyer, the Permitted Underlying Fund will segregate or "earmark" cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Permitted Underlying Fund's exposure (any accrued but unpaid net amounts owed by the Permitted Underlying Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Permitted Underlying Fund is the seller, the Permitted Underlying Fund will segregate or "earmark" cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Permitted Underlying Fund). Such segregation or "earmarking" will ensure that the Permitted Underlying Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Permitted Underlying Fund's portfolio. Such segregation or "earmarking" will not limit the Permitted Underlying Fund's exposure to loss.


                                      20
The Allianz Variable Insurance Products Fund of Funds Trust -SAI- May 1, 2006

Whether the Permitted Underlying Fund's use of swap agreements will be successful in furthering its investment objective will depend on the ability of the subadviser of a Permitted Underlying Fund correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Permitted Underlying Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The subadviser of a Permitted Underlying Fund will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines. Certain positions adopted by the Internal Revenue Service may limit the Permitted Underlying Fund's ability to use swap agreements in a desired tax strategy. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market and the laws relating to swaps, including potential government regulation, could adversely affect the Permitted Underlying Fund's ability to terminate existing swap agreements, to realize amounts to be received under such agreements, or to enter into swap agreements, or could have adverse tax consequences.


LENDING OF PORTFOLIO SECURITIES
In order to generate additional income, the Permitted Underlying Funds may, from time to time, lend up to 33 1/3% of their portfolio securities to broker dealers, banks or institutional borrowers of securities. A Permitted Underlying Fund must receive initial collateral equal to 102% (105% for foreign securities) of the market value of domestic securities and 100% thereafter (or current percentage consistent with applicable legal or regulatory limitations) in the form of cash or U.S. government securities. This collateral must be valued daily by the Permitted Underlying Fund and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Permitted Underlying Fund. During the time portfolio securities are on loan, the borrower pays the Permitted Underlying Fund any dividends or interest paid on such securities. Loans are subject to termination by the Permitted Underlying Fund or the borrower at any time. While the Permitted Underlying Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to a Permitted Underlying Fund, the Permitted Underlying Fund bears the risk of delay in the recovery of its portfolio securities and the risk of loss of rights in the collateral. The Permitted Underlying Fund will only enter into loan arrangements with broker dealers, banks or other institutions determined to be creditworthy by the Manager.

SHORT SALES AGAINST THE BOX
Certain of the Permitted Underlying Funds may engage in short sales against the box. In a short sale, a Permitted Underlying Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Permitted Underlying Fund may engage in a short sale if at the time of the short sale the Permitted Underlying Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." It may be entered into by a Permitted Underlying Fund to, for example, lock in a sale price for a security the Permitted Underlying Fund does not wish to sell immediately. If a Permitted Underlying Fund engages in a short sale, the proceeds of the short sale are retained by the broker pursuant to applicable margin rules. Additionally, the collateral for the short position will be segregated in an account with the Permitted Underlying Fund's custodian or qualified sub-custodian. The segregated assets are pledged to the selling broker pursuant to applicable margin rules. If the broker were to become bankrupt, a Permitted Underlying Fund could experience losses or delays in recovering gains on short sales. To minimize this risk, a Permitted Underlying Fund will enter into short sales against the box only with brokers deemed by the adviser/subadviser of a Permitted Underlying Fund to be creditworthy. No more than 10% of the Permitted Underlying Fund's net assets (taken at current value) may be held as collateral for short sales against the box at any one time.

The Permitted Underlying Fund may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Permitted Underlying Fund (or a security convertible or exchangeable for such security). In such case, any future losses in the Permitted Underlying Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Permitted Underlying Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Permitted Underlying Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

                                      21
The Allianz Variable Insurance Products Fund of Funds Trust -SAI- May 1, 2006

If the Permitted Underlying Fund effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if the Permitted Underlying Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Permitted Underlying Fund may effect short sales.

RISKS OF TECHNIQUES INVOLVING LEVERAGE
Use of leveraging involves special risks and may involve speculative investment techniques. Certain of the Permitted Underlying Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. In addition, certain of the Permitted Underlying Funds may engage in dollar roll transactions. Each of these transactions involve the use of "leverage" when cash made available to the Permitted Underlying Fund through the investment technique is used to make additional portfolio investments. In order for a Permitted Underlying Fund to use these investment techniques, the adviser/subadviser of the Permitted Underlying Fund must believe that the leveraging and the returns available to the Permitted Underlying Fund from investing the cash will provide shareholders a potentially higher return.

Leverage exists when a Permitted Underlying Fund achieves the right to a return on a capital base that exceeds the investment the Permitted Underlying Fund has invested. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Permitted Underlying Fund. Leverage may involve the creation of a liability that requires the Permitted Underlying Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).

The risks of leverage include a higher volatility of the net asset value of a Permitted Underlying Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Permitted Underlying Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by the Permitted Underlying Fund than if the Permitted Underlying Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Permitted Underlying Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, such Permitted Underlying Fund's use of leverage would result in a lower rate of return than if the Permitted Underlying Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if a Permitted Underlying Fund were not leveraged. In an extreme case, if a Permitted Underlying Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Permitted Underlying Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

EVENT-LINKED EXPOSURE
Certain of the Permitted Underlying Funds may obtain event-linked exposure by investing in "event-linked bonds" or "event-linked swaps," or implement "event-linked strategies." Event-linked exposure results in gains that typically are contingent on the nonoccurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as "catastrophe bonds." They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Permitted Underlying Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Permitted Underlying Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the

                                      22
The Allianz Variable Insurance Products Fund of Funds Trust -SAI- May 1, 2006 discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose the Permitted Underlying Fund to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Permitted Underlying Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Permitted Underlying Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Permitted Underlying Fund.


INVESTMENT RESTRICTIONS

The following investment restrictions may be changed with respect to a particular Fund only by the vote of a majority of the outstanding shares of that Fund (as defined under "ADDITIONAL INFORMATION -- Vote of a Majority of the Outstanding Shares" in this SAI). All other investment objectives, strategies and limitations described in the Prospectus or this SAI may be changed by the Board of Trustees without a shareholder vote.

No Fund may:

1. Act as an underwriter of securities within the meaning of the 1933 Act except insofar as it might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting;
2. Invest in commodities, except that as consistent with its investment objective and policies the Fund may: (a) purchase and sell options, forward contracts, futures contracts, including without limitation those relating to indices; (b) purchase and sell options on futures contracts or indices; and
    (c) purchase publicly traded securities of companies and other investment companies engaging in whole or in part in such activities.
3. Purchase or sell real estate, except that it may purchase securities of issuers and other investment companies which deal in real estate and may purchase securities which are secured by interests in real estate;
4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:
     (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such instruments;
     (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents;
     (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;
     (d) personal credit and business credit businesses will be considered separate industries; and
     (e) investments in securities of other investment companies are not subject to this restriction.

5. Make loans, except that a Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding one-third of its total assets.
6. Issue senior securities except to the extent permitted under the 1940 Act or any rule, order or interpretation thereunder.
7. Borrow money (not including reverse repurchase agreements or dollar roll agreements), except that each Fund may borrow from banks for temporary or emergency purposes and then only in amounts up to 30% of its total assets at the time of borrowing and provided that such bank borrowings and reverse repurchase agreements and dollar roll agreements do not exceed in the aggregate one-third of the Fund's total assets less liabilities other than the obligations represented by the bank borrowings, reverse repurchase agreements and dollar roll agreements, or mortgage, pledge or hypothecate any assets except in connection with a bank borrowing in amounts not to exceed 30% of the Fund's net assets at the time of borrowing.

                                      23
The Allianz Variable Insurance Products Fund of Funds Trust -SAI- May 1, 2006

For purposes of the above investment limitations and the non-fundamental limitation No. 5 below, the Funds treat all supranational organizations as a single industry and each foreign government (and all of its agencies) as a separate industry. In addition, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security.

With respect to investment limitation No. 2 above, "commodities" includes commodity contracts. With respect to investment limitation No. 7 above, and as a non-fundamental policy which may be changed without the vote of shareholders, no Fund will purchase securities while its outstanding borrowings (including reverse repurchase agreements) are in excess of 5% of its total assets. Securities held in escrow or in separate accounts in connection with a Fund's investment practices described in the Fund's Prospectus or SAI are not deemed to be pledged for purposes of this limitation.

In addition, the Funds are subject to the following non-fundamental limitations, which may be changed without the vote of shareholders. No Fund may:

1. Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with the Fund's investment objective and policies for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.
2. Purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with a Fund's investment objective and policies, (a) this investment limitation shall not apply to the Fund's transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, (b) it may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (c) Funds may engage in short sales against the box.
3.   Purchase securities of companies for the purpose of exercising control.
4. Except as noted otherwise elsewhere in this SAI, invest more than 15% of its net assets in illiquid securities.
5. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, provided that, up to 25% of the value of the Fund's total assets may be invested without regard to such limitations, and further provided that, investments in securities of other investment companies are not subject to such limitations.

Except for the Funds' policy on illiquid securities, and borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's portfolio securities will not constitute a violation of such limitation for purposes of the 1940 Act.

Notwithstanding the foregoing fundamental and non-fundamental investment restrictions, the Permitted Underlying Funds in which the Funds may invest have adopted certain investment restrictions that may be more or less restrictive than those listed above, thereby permitting a Fund to engage indirectly in investment strategies that may be prohibited under the fundamental and non-fundamental investment restrictions listed above. The fundamental and non-fundamental investment restrictions of each Permitted Underlying Fund are set forth in the SAI for each Permitted Underlying Fund.

PORTFOLIO TURNOVER
The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The Securities and Exchange Commission ("SEC") requires that the calculation exclude all securities whose maturities at the time of acquisition are one year or less. The portfolio turnover rates for the Funds may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of shares. High portfolio turnover rates will generally result in higher transaction costs to a Fund, including brokerage commissions, and may result in additional tax consequences to a Fund's shareholders. If available, portfolio turnover rates are set forth in the Financial Highlights of the Prospectus.

TEMPORARY DEFENSIVE INVESTMENTS
As described in the Prospectus, each Fund may hold uninvested cash reserves or invest without limit in money market instruments (i.e., short-term debt instruments) for temporary defensive purposes when the Manager has determined that market or economic conditions so warrant. These debt obligations may include U.S. Government securities; certificates of deposit, bankers' acceptances and other short-term debt obligations of banks with total assets of at least $100,000,000; debt obligations of corporations (corporate bonds, debentures, notes and other similar corporate debt instruments);

                                      24
The Allianz Variable Insurance Products Fund of Funds Trust -SAI- May 1, 2006 variable and floating rate demand and master demand notes; commercial paper; and repurchase agreements with respect to securities in which the Fund is authorized to invest. (See "Additional Information on Portfolio Instruments and Investment Policies" -- "Bank Obligations", "Government Obligations", "Commercial Paper", "Corporate Debt Securities", "Repurchase Agreements" and "Variable and Floating Rate Demand and Master Demand Notes").

DISCLOSURE OF PORTFOLIO HOLDINGS
The Board has adopted policies and procedures regarding the disclosure of portfolio holdings in order to assist the Funds in preventing the misuse of material nonpublic information and to ensure that shareholders and other interested parties continue to receive portfolio information on a uniform basis. The chief compliance officer of the Trust oversees application of the policies and provides the Board with periodic reports regarding the Funds' compliance with the policies.

In general, the Trust has instructed all third-party service providers and Allianz Life Advisers, LLC its investment adviser, that no information regarding portfolio holdings may be disclosed to any unaffiliated third party except as follows:

Complete portfolio holdings will be included in the Funds' annual and semi-annual reports. The annual and semi-annual reports are mailed to all shareholders, and are filed with the SEC. The Funds file their complete portfolio holdings with the SEC within 60 days after the end of their first and third quarters on Form N-Q. Copies of the Funds' reports and Forms N-Q are available free on the EDGAR Database on the SEC's website at www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Copies are available for a fee from the SEC by calling the SEC at 1-202-551-8090, by mailing an e-mail request at publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

In order to assure that any disclosure of portfolio holdings is in the best interest of shareholders, and to prevent any conflicts of interest between the Funds' shareholders, investment adviser, principal underwriter, or any affiliated person of the Funds, the Funds' policies regarding the disclosure of portfolio holdings include the provision that the Manager and its affiliates have access to portfolio composition and performance on a real-time basis, but only for legitimate business purposes. Any recipient of such information is subject to a duty of confidentiality, including a duty not to trade on the non-public information. In addition, the Funds' administrator, custodian, and certain consultants and providers of software used to analyze portfolio performance may be given access to portfolio information in connection with services provided by them. All of these latter entities are subject to confidentiality and non-use agreements and may not disclose (or use information on) portfolio holdings without the express written approval of the Chief Compliance Officer of the Trust.

Information regarding portfolio holdings may be provided to anyone upon request 30 days after the date of the information.

No compensation or any other consideration is received by the Funds, the Manager, or any other party in connection with disclosure of portfolio holdings.

On a quarterly basis, the Board will receive a report of portfolio holdings disclosures and will monitor such disclosures to ascertain that no conflicts exist, and that any disclosures of information about portfolio holdings are in the best interests of Fund shareholders.

Set forth below is a list of those parties with whom the Funds have authorized ongoing arrangements that include the release of portfolio holdings information, as well as the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed. The fund's independent registered public accountant also has access from time to time to a fund's portfolio holdings in connection with performing the audit and related functions.


RECIPIENT (HOLDINGS)                                FREQUENCY               DELAY BEFORE DISSEMINATION
--------------------                                ---------               --------------------------
The Northern Trust Co. (Fund Custodian)             Daily                   None
BISYS Fund Services (Fund Accountant,               Daily                   None
Administrator and Transfer Agent)
Institutional Shareholder Services (proxy voting    As necessary            None
services)
Factset                                             Daily                   1 day

                                      25
The Allianz Variable Insurance Products Fund of Funds Trust -SAI- May 1, 2006

RECIPIENT (HOLDINGS)                                FREQUENCY               DELAY BEFORE DISSEMINATION
--------------------                                ---------               --------------------------
Bloomberg                                           Quarterly               31 Calendar days after Quarter End
Lipper                                              Quarterly               31 Calendar days after Quarter End
S&P                                                 Quarterly               31 Calendar days after Quarter End
Morningstar Associates, LLC                         Quarterly               61 Calendar days after Quarter End
Thomson/Vestek                                      Daily                   31 Calendar days after Quarter End

There is no assurance that the Fund's policies on holdings information will protect the fund from the potential misuse of holdings by individuals or firms in possession of that information.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
The Shares of the Funds are sold on a continuous basis by the Trust's distributor, BISYS Fund Services Limited Partnership (the "Distributor "or "BISYS LP"), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. Each of the Funds has one class of shares.

NET ASSET VALUE
As indicated in the Prospectus, the net asset value of each class of each Fund is determined and the shares of each Fund are priced as of the valuation times defined in the Prospectus on each Business Day of the Trust. A "Business Day" is a day on which the New York Stock Exchange (the "NYSE") is open for trading. Currently, the NYSE will not be open in observance of the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The assets of each Fund consist primarily of shares of the Permitted Underlying Funds, which are valued at their respective net asset values.

VALUATION OF THE MONEY MARKET FUND
The Money Market Fund, a Permitted Underlying Fund, has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. The value of securities in the Money Market Fund can be expected to vary inversely with changes in prevailing interest rates.

Pursuant to Rule 2a-7, the Money Market Fund will maintain a dollar weighted average maturity appropriate to the Fund's objective of maintaining a stable net asset value per share, provided that the Fund will not purchase any security with a remaining maturity of more than 397 days (thirteen months) (securities subject to repurchase agreements may bear longer maturities) nor will it maintain a dollar weighted average maturity which exceeds 90 days. The Money Market Fund's board of trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and the investment objective of the Fund, to stabilize the net asset value per share of the Fund for purposes of sales and redemptions at $1.00. These procedures include review by the trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per share of the Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 0.5%, Rule 2a-7 requires that the board of trustees promptly consider what action, if any, should be initiated. If the trustees believe that the extent of any deviation from the Money Market Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the dollar weighted average maturity, withholding or reducing dividends, reducing the number of the Fund's outstanding shares without monetary consideration, or utilizing a net asset value per share determined by using available market quotations.

VALUATION OF THE FUNDS
Portfolio securities held by the Funds or Permitted Underlying Funds, the principal market for which is a securities exchange, will be valued at the closing sales price on that exchange on the day of computation or, if there have been no sales during such day, at the latest bid quotation. Portfolio securities held by the Funds or the Permitted Underlying Funds, the principal market for which is not a securities exchange, will be valued at their latest bid quotation in such principal market. In either case, if no such bid price is available then such securities will be valued in good faith at their respective fair market values using methods by or under the supervision of the applicable funds' board of trustees.

                                      26
The Allianz Variable Insurance Products Fund of Funds Trust -SAI- May 1, 2006

Portfolio securities with a remaining maturity of 60 days or less will be valued either at amortized cost or original cost plus accrued interest, which approximates current value.

Portfolio securities held by the Funds or the Permitted Underlying Funds which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities may be determined by consideration of other factors by or under the direction of the funds' board of trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day; however securities that are traded on NASDAQ are valued at the official closing price reported by NASDAQ. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars as last quoted by any major bank.

All other assets and securities, including securities for which market quotations are not readily available, will be valued at their fair value as determined in good faith under the general supervision of the applicable funds' board of trustees.

REDEMPTION IN KIND
Although the Funds intend to pay share redemptions in cash, the Funds reserve the right to make payment in whole or in part in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than $250,000 or 1% of a Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.


--------------------------------------------------------------------------------
MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS
Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust. The Trustees elect the officers of the Trust to supervise its day-to-day operations. Subject to the provisions of the Declaration of Trust, the Board of Trustees manages the business of the Trust and the Trustees have all powers necessary or convenient to carry out this responsibility including the power to engage in transactions of all kinds on behalf of the Trust. The Board of Trustees is responsible for oversight of the officers and may elect and remove, with or without cause, such officers as they consider appropriate.

The Board of Trustees has established certain standing committees to assist in the oversight of the Trust.


o The Audit committee, made up of Mr. Conrad, Mr. Gelfenbien, Ms. Leonardi, Mr. Lewis, Mr. McClean and Mr. Reeds, met four times during the last fiscal year. The functions of the Audit Committee include advising the full Board of Trustees with respect to accounting, auditing and financial matters affecting the Trust.

o The Investment Committee, made up of Mr. Conrad, Mr. Gelfenbien, Ms. Leonardi, Mr. Lewis, Mr. McClean and Mr. Reeds, did not meet at all during the last fiscal year. The functions of the Investment Committee include evaluating and supervising the Manager.

o The Nominating and Corporate Governance Committee (formerly the Nominating Committee), made up of Mr. Conrad, Mr. Gelfenbien, Ms. Leonardi, Mr. Lewis, Mr. McClean and Mr. Reeds, met once during the last fiscal year. The Nominating and Corporate Governance Committee advises the Board of Trustees with respect to the selection and nomination of candidates for election to the Board of Trustees. The Nominating Committee does not consider nominees recommended by shareholders of the Trust.

o The Valuation and Investment Policy Committee (formerly the Pricing Committee), made up of Mr. Kletti, Mr. Ahles, Brian Muench, Michael J. Tanski, Joel M. Peterson and Bradley J. Quello, met 11 times during the last fiscal year. The Valuation and Investment Policy Committee monitors the valuation of portfolio securities and other investments of the Funds and, when the Board is not in session, the committee determines the fair value of illiquid and other holdings.



The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing statutory trusts. There are currently eight Trustees, two of whom are "interested persons" of the Trust within the meaning of that term under the 1940 Act. The Trustees and Officers of the Trust, their addresses, ages, their positions held with the Trust, their

                                      27
The Allianz Variable Insurance Products Fund of Funds Trust -SAI- May 1, 2006 terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held are as follows:


                                                                                       NUMBER OF            OTHER
                         POSITIONS HELD                                                PORTFOLIOS       DIRECTORSHIPS
                          WITH ALLIANZ     TERM OF OFFICE/         PRINCIPAL          OVERSEEN FOR       HELD OUTSIDE
                        VIP AND VIP FOF     LENGTH OF TIME       OCCUPATION(S)      ALLIANZ VIP AND      THE FUND
NAME, ADDRESS, AND AGE       TRUST            SERVED***       DURING PAST 5 YEARS    VIP FOF TRUST         COMPLEX
----------------------- ----------------- ------------------- -------------------- ------------------- -----------------
                                                 NON-INTERESTED TRUSTEES*
                                                 ------------------------
Harrison Conrad, Age 71     Trustee          Since 06/04      Retired; Board               34                None
79 Dorchester Road                                            member of Capital
Darien, CT 06820                                              Re Corporation, a
                                                              financial-guaranty
                                                              re-insurer from
                                                              1995 to December
                                                              1999; Retired from
                                                              JP Morgan after 34
                                                              years.

----------------------- ----------------- ------------------- -------------------- ------------------- -----------------
Roger Gelfenbien, Age 62    Trustee          Since 06/04      Retired; Partner             34              Webster
23680 Peppermill Court                                        of Accenture from                           Financial
Bonita Springs, FL                                            1983 to August                             Phoenix Edge
34134                                                         1999.                                    Funds (32 Funds)
----------------------- ----------------- ------------------- -------------------- ------------------- -----------------
Dickson W. Lewis, Age       Trustee          Since 06/04      Vice President/              34                None
57                                                            General Manager of
2355 Abingdon Way                                             Jostens, Inc., a
Long Lake, MN 55356                                           manufacturer of
                                                              school products,
                                                              2001 to present;
                                                              Senior Vice
                                                              President of
                                                              Fortis Group, a
                                                              Life insurance and
                                                              Securities
                                                              company, 1997 to
                                                              2001; Consultant
                                                              to Hartford
                                                              Insurance Co., 2001
----------------------- ----------------- ------------------- -------------------- ------------------- -----------------
Claire R. Leonardi,         Trustee          Since 06/04      General Partner of           34           University of
Age 50                                                        Fairview Capital,                        CT Health Center
Kickerville Rd                                                L.P., a venture
Long Lake, NY 12847                                           capital
                                                              fund-of-funds,
                                                              9/94 to present
----------------------- ----------------- ------------------- -------------------- ------------------- -----------------
Arthur C. Reeds  III,       Trustee          Since 06/04      Retired Senior               34            Connecticut
Age 62                                                        Investment                                Water Service,
44 Foxboro Road                                               Officer, Hartford                              Inc.
Essex, CT 06426                                               Foundation for
                                                              Public Giving from
                                                              September 2000 to
                                                              January, 2003;
                                                              Chairman, Chief
                                                              Executive and
                                                              President of
                                                              Conning Corp., a
                                                              money manager,
                                                              from September
                                                              1999 to March
                                                              2000; Investment
                                                              Consultant from
                                                              1997 to September
                                                              1999.
----------------------- ----------------- ------------------- -------------------- ------------------- -----------------
Peter W. McClean, Age       Trustee          Since 06/04      President and CEO            34               Cyrus,
62                                                            of Measurisk, a                            Reinsurrance
18 Covewood Drive                                             market risk                                    MoA,
Rowayton, CT 06853                                            information                                Hospitality
                                                              company, 2001 to                         Energy Capital,
                                                              present; Chief                             LLC Advisory
                                                              Risk Management                               Board
                                                              Officer at Bank Of
                                                              Bermuda Ltd., 4/96
                                                              to 8/01
------------------------------------------------------------------------------------------------------------------------

                                                   INTERESTED TRUSTEES**
                                                   ---------------------
------------------------------------------------------------------------------------------------------------------------
Michael Ahles, Age 39       Trustee          Since 06/04      Sr. VP, Senior               34                None
5701 Golden Hills                                             Financial Officer,
Drive                                                         Allianz Life from
Minneapolis, MN 55416                                         Aug 2005 to
                                                              present. Sr. VP
                                                              and CFO Allianz
                                                              Life Financial
                                                              Services, LLC and
                                                              VP, Allianz Life
                                                              from July 1999 to
                                                              Aug 2005.
----------------------- ----------------- ------------------- -------------------- ------------------- -----------------
Jeffrey Kletti, Age 40  Chairman of the      Since 06/04      Sr. VP, Advisory             34                None
------------------------------------------------------------------------------------------------------------------------

                                      28
The Allianz Variable Insurance Products Fund of Funds Trust -SAI- May 1, 2006

                                                                                       NUMBER OF            OTHER
                         POSITIONS HELD                                                PORTFOLIOS       DIRECTORSHIPS
                          WITH ALLIANZ     TERM OF OFFICE/         PRINCIPAL          OVERSEEN FOR       HELD OUTSIDE
                        VIP AND VIP FOF     LENGTH OF TIME       OCCUPATION(S)      ALLIANZ VIP AND      THE FUND
NAME, ADDRESS, AND AGE       TRUST            SERVED***       DURING PAST 5 YEARS    VIP FOF TRUST         COMPLEX
----------------------- ----------------- ------------------- -------------------- ------------------- -----------------
5701 Golden Hills          Board and                          Management,
Drive Minneapolis, MN      President                          Allianz Life
55416                                                         Advisers 2000 to
                                                              present; formerly,
                                                              2nd Vice President
                                                              of Mutual Fund
                                                              Marketing, Fortis
                                                              Financial Group
------------------------------------------------------------------------------------------------------------------------


                                                           OFFICERS
                                                           --------
                                                                 RINCIPAL            PORTFOLIOS IN
                                               TERM            OCCUPATION(S)          FUND COMPLEX           OTHER
                          POSITIONS HELD  OF OFFICE/LENGTH     DURING PAST 5          OVERSEEN BY      DIRECTORSHIPS HELD
NAME, ADDRESS, AND AGE      WITH TRUST     OF  TIME SERVED***     YEARS                 DIRECTOR           BY DIRECTOR
----------------------- ----------------- ------------------- -------------------- ------------------- -----------------
Michael Radmer, Age 61       Secretary             N/A          Partner, Dorsey            N/A                  N/A
Dorsey & Whitney LLP,                                           and Whitney LLP
Suite 1500                                                      since 1976.
50 South Sixth Street
Minneapolis, MN
55402-1498
------------------------- ---------------- -------------------- ------------------- ------------------- --------------------
Patrick Kenniston, Age       Assistant             N/A          Counsel, Legal             N/A                  N/A
42                           Secretary                          Services of BISYS
BISYS Fund Services,                                            Fund Services
Inc.                                                            from March 2005
3435 Stelzer Road                                               to present;
Columbus, OH 43219                                              Attorney
                                                                Citigroup GTS
                                                                Fund Services
                                                                from  Oct 2001 to
                                                                March 2005.
------------------------- ---------------- -------------------- ------------------- ------------------- --------------------
Troy Sheets, Age 34         Treasurer,             N/A          Vice President of          N/A                  N/A
BISYS Fund Services,         Principal                          Financial
Inc.                        Accounting                          Services of BISYS
3435 Stelzer Road           Officer and                         Fund Services
Columbus, OH 43219           Principal                          from 2002 to
                             Financial                          present; Audit
                              Officer                           Manager with KPMG
                                                                LLP from
                                                                1998-2002.
------------------------- ---------------- -------------------- ------------------- ------------------- --------------------
Rodney L. Ruehle , Age         Chief               N/A          Vice President of          N/A                  N/A
38                          Compliance                          CCO Services
BISYS Fund Services,        Officer and                         Group of BISYS
Inc.                      AML Compliance                        Fund Services
3435 Stelzer Road             Officer                           from July 2004 to
Columbus, OH 43219                                              present;
                                                                Director,
                                                                Compliance
                                                                Services of
                                                                BISYS Fund
                                                                Services from
                                                                August 1995 to
                                                                July 2004.
------------------------- ---------------- -------------------- ------------------- ------------------- --------------------
Brian Muench, Age 35      Vice President           N/A          Vice President,            N/A                  N/A
5701 Golden Hills Drive                                         Advisory
Minneapolis, MN 55416                                           Management,
                                                                Allianz Life
                                                                Advisers from
                                                                December 2005 to
                                                                present;
                                                                Assistant Vice
                                                                President,
                                                                Investments,
                                                                Allianz Life from
                                                                February  2002 to
                                                                November 2005.
------------------------- ---------------- -------------------- ------------------- ------------------- --------------------

*    Member of the Audit Committee.
** Is an "interested person", as defined by the 1940 Act, dute to their employment by Allianz.
***  Indefinite.

                                      29
The Allianz Variable Insurance Products Fund of Funds Trust -SAI- May 1, 2006

The following table sets forth the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2005

                                                                                AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                SECURITIES IN ALL REGISTERED
                                                                                INVESTMENT COMPANIES OVERSEEN BY
                                DOLLAR RANGE OF EQUITY SECURITIES IN            TRUSTEE IN FAMILY OF INVESTMENT
NAME OF TRUSTEE                        EACH FUND                                COMPANIES
-----------------------------   ---------------------------------------------   -------------------------------------
Harrison Conrad                          None                                   None
79 Dorchester Road
Darien, CT 06820

Roger Gelfenbien                         None                                   None
37 Stonegate Drive
Wethersfield, CT 06109

Arthur C. Reeds III                      None                                   None
36 Fernwood Road
West Hartford, CT 06119

Claire R. Leonardi                       None                                   None
289 Woodchuck Lane
Harwinton, CT 06791

Dickson W. Lewis                         None                                   None
2355 Abingdon Way
Long Lake, MN 55356

Peter W. McClean                         None                                   None
18 Covewood Drive
Rowayton, CT 06853


Michael Ahles                            None                                   None
5701 Golden Hills Drive
Minneapolis, MN 55416


Jeffrey Kletti                           None                                   None
5701 Golden Hills Drive
Minneapolis, MN 55416

The following table sets forth any ownership by a non-interested Trustee or their immediate family members as to each class of securities of an investment advisor or principal underwriter of the Trust, or a person directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Trust as of December 31, 2005.

                             NAME OF OWNERS AND
                             RELATIONSHIPS TO                                       VALUE OF
NAME                         TRUSTEE                COMPANY        TITLE OF CLASS   SECURITIES       PERCENT OF CLASS
---------------------------  ---------------------  -------------  ---------------  ---------------  ------------------------
Harrison Conrad              N/A                    N/A            None             N/A              N/A
Roger Gelfenbien             N/A                    N/A            None             N/A              N/A
Arthur C. Reeds III          N/A                    N/A            None             N/A              N/A
Claire R. Leonardi           N/A                    N/A            None             N/A              N/A
Dickson W. Lewis             N/A                    N/A            None             N/A              N/A
Peter W. McClean             N/A                    N/A            None             N/A              N/A

                                      30
The Allianz Variable Insurance Products Fund of Funds Trust -SAI- May 1, 2006

The following table sets forth total compensation paid to Trustees for the fiscal year ended December 31, 2005. Except as disclosed below, no executive officer or person affiliated with the Trust received compensation from the Trust for the fiscal year ended December 31, 2005, in excess of $60,000. Trustees who are affiliated with the Distributor or the Manager do not receive compensation from the Trust but all Trustees are reimbursed for all out-of-pocket expenses relating to attendance at meetings.
-----------------------------------------------------------------------------------------------------------------------------


COMPENSATION TABLE FOR THE PERIOD FROM DECEMBER 31, 2004 THROUGH DECEMBER 31, 2005*

                                                    PENSION OR RETIREMENT
                                 AGGREGATE           BENEFITS ACCRUED AS       ESTIMATED ANNUAL
                           COMPENSATION FROM THE     PART OF THE TRUST'S        BENEFITS UPON         TOTAL COMPENSATION
     NAME OF TRUSTEE               TRUST                  EXPENSES                RETIREMENT            FROM THE TRUSTS
-----------------------------------------------------------------------------------------------------------------------------
                                                   NON-INTERESTED TRUSTEES

Harrison Conrad                  $7,875.00                   $0                      N/A                  $52,875.00
Roger Gelfenbien                 $7,875.00                   $0                      N/A                  $52,875.00
Arthur C. Reeds III              $7,875.00                   $0                      N/A                  $51,625.00
Peter McClean                    $7,875.00                   $0                      N/A                  $51,625.00
Claire Leonardi                  $7,875.00                   $0                      N/A                  $52,875.00
Dickson Lewis                    $7,875.00                   $0                      N/A                  $51,625.00

                                                     INTERESTED TRUSTEE
Michael Ahles*                       $0                      $0                      N/A                      $0
Jeffrey Kletti                       $0                      $0                      N/A                      $0

*   Mr. Ahles was elected Trustee in June 2005.




CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
As of March 31, 2006, the Trustees and officers of the Trust, as a group, owned none of the shares of any Fund of the Trust. As of March 31, 2006, the following persons owned of record, or were known by the Trust to own beneficially, 5% or more shares of the Funds:

                                                                        ALLIANZ LIFE INSURANCE CO. OF NORTH AMERICA
                                                                                 SEPARATE ACCOUNT B
                                                                ----------------------------------------------------
                                                                                         PERCENT OF THE CLASS TOTAL
                                                                                             ASSETS HELD BY THE
FUND/SHAREHOLDER                                                     NUMBER OF SHARES            SHAREHOLDER
-----------------------------------------------------------------------------------------------------------------------------
AZL FUSION BALANCED FUND

ALLIANZ LIFE INSURANCE COMPANY OF N AMER
PO BOX 1117
MINNEAPOLIS  MN  554401117                                              10650114.977                98.57%

AZL FUSION MODERATE FUND

ALLIANZ LIFE INSURANCE COMPANY OF N AMER
PO BOX 1117
MINNEAPOLIS  MN  554401117                                              27004180.639                97.90%

AZL FUSION GROWTH FUND

ALLIANZ LIFE INSURANCE COMPANY OF N AMER
PO BOX 1117
MINNEAPOLIS  MN  554401117                                              29655607.995                98.54%

THE MANAGER
Subject to the general supervision of the Board of Trustees and in accordance with each Fund's investment objectives and restrictions, investment advisory services are provided to the Funds by the Manager. The Manager manages each Fund

                                      31
The Allianz Variable Insurance Products Fund of Funds Trust -SAI- May 1, 2006 pursuant to an investment management agreement (the "Management Agreement") with the Trust in respect of each such Fund, and subject to the investment policies described herein and in the Prospectus for the Funds.

The Manager is a registered investment adviser and a Minnesota limited liability company located at 5701 Golden Hills Drive Minneapolis, MN 55416. Allianz Life Insurance Company of North America ("Allianz Life") is the principal owner of the Manager.

The Trust, on behalf of each Fund, has entered into a Management Agreement with the Manager. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which each Fund will invest in shares of Permitted Underlying Funds and in other Underlying Securities. For management services, each Fund will pay the Manager a fee computed daily at an annual rate equal to .20% of each Fund's average daily net assets.

The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund when total fund operating expenses exceed 0.30% until at least May 1, 2007.

Morningstar Associates, LLC ("Morningstar"), located at 225 W. Wacker Drive, Chicago, Illinois 60606, serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Funds pursuant to an agreement between the Manager and Morningstar. Morningstar serves as a consultant to the Manager with respect to selecting the Underlying Investments and the Fund's asset allocations among the Permitted Underlying Funds. As provided by the Consultant Agreement, the Manager will pay Morningstar compensation, payable monthly, at the rate of 0.12% of the average daily net assets of the Funds combined. The Manager, not any Fund, pays a consultant fee to Morningstar.

The Manager may periodically voluntarily reduce all or a portion of its fee with respect to any Fund to increase the net income of one or more of the Funds available for distribution as dividends. In this regard, the Manager has entered into an expense limitation agreement with each of the Funds (each an "Expense Limitation Agreement"). Pursuant to the Expense Limitation Agreements, the Manager has agreed to waive or limit its fees and to assume other expenses to the extent necessary to limit the total annual operating expenses of each Fund to the limits described below. The waiver of such fees will cause the total return and yield of a Fund to be higher than they would otherwise be in the absence of such a waiver.

The Manager may request and receive reimbursement from the Fund of the advisory fees waived or limited and other expenses reimbursed by the Manager pursuant to the Expense Limitation Agreement at a later date when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed 0.30%. No reimbursement will be made unless the total annual expense ratio of the Fund making such reimbursement is less than 0.30%. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by the Manager is not permitted.

Pursuant to the Management Agreement, the Funds will pay all expenses not assumed by the Manager. Among other expenses, each Fund pays its taxes (if any), brokerage commissions on portfolio transactions, interest, the cost of transfer and dividend disbursement, administration of shareholder accounts, custodial fees, expenses of registering and qualifying shares for sale after the initial registration, auditing and legal expenses, fees and expenses of unaffiliated trustees, and costs of shareholder meetings.

Unless sooner terminated, the Management Agreement continues in effect as to a particular Fund for an initial period of two years and thereafter for successive one-year periods if such continuance is approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of such Fund and (ii) by vote of a majority of the Trustees who are not parties to the Management Agreement, or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for such purpose. The Management Agreement is terminable as to a particular Fund at any time on 60 days' prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of that Fund, or by the Manager as applicable. The Management Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Management Agreement provides that the Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss suffered by a Fund resulting from a breach of fiduciary duty with respect to its receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager as applicable in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

                                      32
The Allianz Variable Insurance Products Fund of Funds Trust -SAI- May 1, 2006

The Fund's advisory fees for the last 3 fiscal years that were earned and waived were as follows:


FOR THE FISCAL YEAR OR PERIOD ENDED:           DECEMBER 31, 2005      DECEMBER 31, 2004        DECEMBER 31, 2003
                                           --------------------------------------------------------------------------
                                             ADVISORY
                                               FEES      ADVISORY     ADVISORY    ADVISORY    ADVISORY    ADVISORY
FUND                                          EARNED    FEES WAIVED FEES EARNED  FEES WAIVED FEES EARNED FEES WAIVED
---------------------------------------------------------------------------------------------------------------------
Fusion Balanced Fund                         $ 78,200    $ 75,542       NA          NA          NA          NA
Fusion Moderate Fund                          191,492     111,843       NA          NA          NA          NA
Fusion Growth Fund                            206,600      83,458       NA          NA          NA          NA

The Manager and the Funds have also entered into an administrative services agreement whereby the Manager provides certain compliance oversight services and certain services in connection with the filing of documents with the SEC on behalf of the Funds. The fees paid to the Manager for the compliance oversight services are based on the Manager's expenses for personnel who provide these services. The fees for the filing services are calculated on an hourly rate.

AFFILIATED PERSONS
The following table lists person(s) who are affiliated with the Trust and who are also affiliated persons of the Manager.
     -------------------------------------- ---------------------------------------- --------------------------------
                     NAME                             POSITION WITH TRUST                 POSITION WITH MANAGER
     -------------------------------------- ---------------------------------------- --------------------------------
     Jeffrey Kletti                         Trustee; President                       Director; President
     -------------------------------------- ---------------------------------------- --------------------------------
     Michael Ahles                          Trustee                                  Director, Vice President
     -------------------------------------- ---------------------------------------- --------------------------------

PORTFOLIO TRANSACTIONS BY THE FUNDS OR PERMITTED UNDERLYING FUNDS
As noted above, the Funds currently invest only in investment companies managed by affiliates, government securities, and short-term paper. Such investments will be subject to various commission schedules and restrictions, as set out in the following paragraphs.


Purchases and sales of portfolio securities held by the Funds which are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked prices. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, where possible, purchases will be made dealing directly with the dealers who make a market in the securities involved except under those circumstances where better price and execution are available elsewhere.

In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of the Manager is to obtain the best overall terms. Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Manager, in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Manager may receive orders for transactions on behalf of the Trust. The types of research services the Manager receives include economic analysis and forecasts, financial market analysis and forecasts, industry and company specific analysis, performance monitoring, interest rate forecasts, arbitrage relative valuation analysis of various debt securities, analyses of U.S. Treasury securities, research-dedicated computer hardware and software and related consulting services and other services that assist in the investment decision-making process. Research services are received primarily in the form of written reports, computer-generated services, telephone contacts and personal meetings with security analysts. Research services may also be provided in the form of meetings arranged with corporate and industry spokespersons or may be generated by third parties but are provided to the Manager by, or through, broker-dealers. Research so received is in addition to and not in lieu of services required to be performed by the Manager and does not reduce the fees payable to such adviser by the Trust. Such information may be useful to the Manager in serving both the Trust and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Manager in carrying out its obligations to the Trust. The selection of a particular broker or dealer based on such considerations will not affect the price per share that would be paid by a shareholder for shares of a Fund, nor will it affect the amount a Fund would receive for any sale of Fund shares.

The Funds have adopted Directed Brokerage Policies and Procedures which state that it is the policy of the Funds not to permit compensation to broker-dealers for promoting or selling the Funds' shares by directing portfolio securities

                                      33
The Allianz Variable Insurance Products Fund of Funds Trust -SAI- May 1, 2006 transactions to that broker-dealer or directing other broker-dealers executing portfolio transactions for the Funds to share any portfolio transaction compensation with such selling broker-dealers. No individuals who participate in the sale or marketing of the Funds may participate in the selection of broker-dealers who sell shares of the Funds.

Consistent with achieving best execution, a Fund may participate in so-called "commission recapture" programs, under which brokers or dealers used by the Fund remit a portion of brokerage commissions to the particular Fund from which they were generated. Subject to oversight by the Board, the Manager is responsible for the selection of brokers or dealers and for ensuring that a Fund receives best execution in connection with its portfolio brokerage transactions. Participation in such programs may have the effect of reducing overall expenses and increasing overall returns for certain Funds.

While the Manager generally seeks competitive commissions, the Trust may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above. Thus, a Fund may pay a higher brokerage commission in connection with a given portfolio transaction than it would have paid another broker for the same transaction in recognition of the value of brokerage or research services provided by the executing broker. Because the Funds were not in operation during the last fiscal year, information regarding the total brokerage commissions paid by each Fund is not available.

Information regarding the portfolio transactions of each Permitted Underlying Fund and total brokerage commissions paid by each Permitted Underlying Fund during the last fiscal year are available in the SAI for each Permitted Underlying Fund. Information regarding obtaining the SAI for the Permitted Underlying Funds is found on the cover page of this SAI.

AFFILIATED BROKERS
Except as permitted by applicable rules under the 1940 Act, the Trust will not acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Manager, the Distributor, or their affiliates. Subject to the requirements of the 1940 Act and the oversight of the Board of Trustees, the Funds may borrow from the Manager for temporary or emergency purposes in order to meet unanticipated redemptions or to meet payment obligations when a portfolio transaction "fails" due to circumstances beyond a Fund's control.

Investment decisions for each Fund are made independently from those made for the other Funds or any other portfolio, investment company or account managed by the Manager or adviser/subadviser of a Permitted Underlying Fund. Any such other portfolio, investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, portfolio, investment company or account, the transaction will be averaged as to price, and available investments will be allocated as to amount, in a manner which the Manager believes to be equitable to the Fund(s) and such other portfolio, investment company, or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Manager may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other Funds or for other portfolios, investment companies, or accounts in order to obtain best execution. In making investment recommendations for the Trust the Manager will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of the Manager, its parent, affiliates, or a adviser/subadviser of a Permitted Underlying Fund and, in dealing with its customers, the Manager, its parent and affiliates or a adviser/subadviser of a Permitted Underlying Fund will not inquire or take into consideration whether securities of such customers are held by the Trust.

Because the Funds were not in operation during the last fiscal year, information regarding the brokerage commissions paid to any broker that is affiliated with the Trust or the Manager is not available. Information regarding affiliated brokers of the Permitted Underlying Funds and the brokerage commissions paid by the Permitted Underlying Funds during the last three years to any broker that is affiliated with the Trust, the Manager or any adviser/subadviser of a Permitted Underlying Fund is available in the SAI for each Permitted Underlying Fund.

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
BISYS, whose principal location of business is 3435 Stelzer Road, Columbus, Ohio 43219, serves as the administrator (the "Administrator"), transfer agent (the "Transfer Agent") and fund accountant (the "Fund Accountant") to the Trust and the Allianz Variable Insurance Products Trust (the "VIP Trust") pursuant to a Services Agreement dated as of January 1, 2003 (the "Services Agreement"), as amended to include the Trust on December 2, 2004. The VIP Trust is an open-end management company organized in July 1999 as a Delaware business trust comprised of 31 separate investment portfolios, all of which are currently Permitted Underlying Funds.

                                      34
The Allianz Variable Insurance Products Fund of Funds Trust -SAI- May 1, 2006

As Administrator, BISYS has agreed to maintain office facilities for the Trust; furnish statistical and research data, clerical and certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the SEC on Form N-SAR and N-CSR or any comparable or replacement forms therefor; compile data for, prepare for execution by the Funds and file certain federal and state tax returns and required tax filings; prepare compliance filings pursuant to state securities laws with the advice of the Trust's counsel; keep and maintain the financial accounts and records of the Funds, including calculation of daily expense accruals; and generally assist in all aspects of the Trust's operations other than those performed by the Manager under the Management Agreement, or by the Custodian under the Custody Agreement. Under the Services Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

As Transfer Agent, BISYS performs the following services in connection with each Fund's shareholders of record: maintains shareholder records; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Funds on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitations.

As Fund Accountant, BISYS maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with Trust's custodian, affirmation to the Trust's custodian of all portfolio trades and cash settlements, verification and reconciliation with the Trust's custodian of all daily trade activities; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Funds.

BISYS receives a fee for its services as Administrator, Transfer Agent and Fund Accountant in the amount of $50,000 annually per Fund and expenses assumed pursuant to the Services Agreement, aggregated and paid monthly. In addition, pursuant to a Compliance Services Amendment to the Services Agreement, BISYS agrees to provide a Chief Compliance Officer for the Funds. Under this Amendment, BISYS will receive a $40,000 one-time implementation fee and a $75,000 fee annually thereafter. From time to time, BISYS may waive all or a portion of the administration fee payable to it by the Funds, either voluntarily or pursuant to applicable statutory expense limitations.


For the fiscal year ended December 31, 2005, BISYS was entitled to receive and waived administration fees from the Funds as follows:

    FUND                               SERVICE FEES EARNED  SERVICE FEES WAIVED
    ---------------------------------------------------------------------------
    Fusion Balanced Fund                    $  33,333             $   0
    Fusion Moderate Fund                       33,333                 0
    Fusion Growth Fund                         33,333                 0


Unless sooner terminated as provided therein, the Services Agreement will continue in effect for three years. The Services Agreement thereafter shall be renewed for successive one-year terms unless terminated by either party not less than 60 days prior to the expiration of such term if such continuance is approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the affected Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the Services Agreement cast in person at a meeting called for such purpose. The Services Agreement is terminable for cause with respect to a particular Fund at any time on 60 days' written notice without penalty by vote of the Trustees, by vote of a majority of the outstanding shares of that Fund or by BISYS. The Services Agreement provides that BISYS shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Services Agreement relates, except a loss from willful misfeasance, bad faith or negligence in the performance of its duties, or from the reckless disregard by BISYS of its obligations and duties thereunder. An employee of BISYS also acts as Chief Compliance Officer to the Funds.

DISTRIBUTOR
BISYS LP, whose principal location of business is 3435 Stelzer Road, Columbus, Ohio 43219, serves as distributor to the Trust pursuant to a Distribution Agreement. (the "Distribution Agreement"). The Distribution Agreement provides that

                                      35
The Allianz Variable Insurance Products Fund of Funds Trust -SAI- May 1, 2006 the Distributor will use appropriate efforts to solicit orders for the sale of the Funds' shares from bona fide investors and may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Funds' shares to individual investors. The Distributor is not obligated to sell any specific amount of shares.

Unless otherwise terminated, the Distribution Agreement will continue in effect for successive one-year periods from the date of such Agreement if approved at least annually (i) by the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable at any time on 60 days' written notice without penalty by the Trustees, by a vote of a majority of the shareholders of the Trust, or by BISYS LP on 90 days' written notice. The Distribution Agreement will automatically terminate in the event of any assignment as defined in the 1940 Act.

CUSTODIAN
The Northern Trust Company, 50 South LaSalle Street, Chicago, IL 60675, serves as Custodian to the Trust pursuant to a custody agreement. The Custodian's responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP, ("KPMG") 191 West Nationwide Boulevard, Suite 500, Columbus, OH 43215, are the independent registered public accounting firm for the Trust. KPMG provides financial auditing services as well as certain tax return preparation services for the Trust.

LEGAL COUNSEL
Dorsey & Whitney LLP, 50 South Sixth Street, Suite 1500, Minneapolis MN 55402, is the legal counsel to the Trust. Wilmer Cutler Pickering Hale & Dorr LLP, 2445 M Street, N.W., Washington DC 20037, is legal counsel to the Independent Trustees.

CODES OF ETHICS
Federal law requires the Trust, its investment advisers and its principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest in securities for their personal accounts (including securities that may be purchased or held by the Trust). Each code of ethics is included as an exhibit to the Trust's registration statement which is on file with, and available from, the SEC. Each Code has been adopted pursuant to Rule 17j-1.


CONSULTANT TO MANAGER
The Manager has retained Morningstar Associates, LLC as a consultant to assist it in analyzing individual Permitted Underlying Funds and aggregate Fund composition and risk parameters. The consultant provides various portfolio structuring analysis services to the Manager. It does not, however, have advisory authority with regard to the Funds and does not enter portfolio transactions. The Funds' portfolios are managed by and investment decisions are made by the Manager. The Consultant and its agreement with the Manager are further discussed in "Management of the Trust -- The Manager."

Recent press articles indicate that the Consultant has received subpoenas from the Attorney General of the State of New York and the Securities and Exchange Commission pertaining to the activities of an affiliate of Morningstar for other companies. These subpoenas request information of the Consultant in certain consulting arrangements. The Manager is not currently aware of any information indicating that these regulatory inquiries might interfere with the Consultant providing consulting services to the Manager.


                                      36
The Allianz Variable Insurance Products Fund of Funds Trust -SAI- May 1, 2006

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DESCRIPTION OF SHARES
The Trust is a Delaware statutory trust organized on June 16, 2004. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. The shares are offered on a continuous basis. Pursuant to such authority, the Board of Trustees has established three series, each named above and previously defined collectively as the "Funds". Each share of each Fund represents an equal proportionate interest with each other share of that series. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable. No commissions are paid for distributing the Funds' shares.

Under the terms of the Declaration of Trust, the Trust is not required to hold annual shareholder meetings. Shareholder meetings for the purpose of electing Trustees will not be held, unless required by law, unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. At meetings of shareholders, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect all of the Trustees to be elected at a meeting. The rights of shareholders cannot be modified other than by a vote of the majority of the outstanding shares.

The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

VOTE OF A MAJORITY OF THE OUTSTANDING SHARES
As used in the Funds' Prospectus and in this SAI, "vote of a majority of the outstanding shares" of the Trust or any Fund means the affirmative vote, at an annual or special meeting of shareholders duly called, of the lesser of: (a) 67% or more of the votes of shareholders of the Trust or the Fund, present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Trust or the Fund are represented in person or by proxy, or (b) the holders of more than fifty percent (50%) of the outstanding votes of shareholders of the Trust or the Fund.

ADDITIONAL TAX INFORMATION
Each Fund intends to qualify as a "regulated investment company" (a "RIC" under the Code). Such qualification generally will relieve the Funds of liability for federal income taxes to the extent their earnings are distributed in accordance with the Code. However, taxes may be imposed on the Funds by foreign countries with respect to income received on foreign securities. Depending on the extent of each Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to a federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and would be eligible for the dividends-received deduction for corporations.

A non-deductible excise tax is also imposed on regulated investment companies that do not make distributions to shareholders on a timely basis in accordance with calendar-year distribution requirements (regardless of whether they otherwise have a non-calendar taxable year). These rules require annual distributions equal to 98% of ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. If distributions during a calendar year were less than the required amount, a particular Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

Because the Funds are newly created, the Funds do not have capital loss carry forwards as of the end of the last fiscal year. Information regarding the capital loss carry forwards of the Permitted Underlying Funds, which are available to offset future capital gains, is included in the SAI for the Permitted Underlying Funds. To the extent the Permitted

                                      37
The Allianz Variable Insurance Products Fund of Funds Trust -SAI- May 1, 2006

Underlying Funds' carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

Each of the Funds will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable distributions paid to a shareholder who has provided either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure to report properly payments of interest or dividends.

Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income. Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to a Fund's dividend income from U.S. corporations, and if other applicable requirements are met. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder. Capital gains from assets held for one year or less will be taxed as ordinary income. Generally, dividends are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon. Dividends, including capital gain dividends, declared in October, November, or December with a record date of such month and paid during the following January will be treated as having been paid by a Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

A portion of the difference between the issue price and the face amount of zero coupon securities ("Original Issue Discount") will be treated as income to any Fund holding securities with Original Issue Discount each year although no current payments will be received by such Fund with respect to such income. This original issue discount will comprise a part of the investment company taxable income of such Fund which must be distributed to shareholders in order to maintain its qualification as a RIC and to avoid federal income tax at the level of the relevant Fund. Taxable shareholders of such a Fund will be subject to income tax on such original issue discount, whether or not they elect to receive their distributions in cash. In the event that a Fund acquires a debt instrument at a market discount, it is possible that a portion of any gain recognized on the disposition of such instrument may be treated as ordinary income.

A Fund's investment in options, futures contracts and forward contracts, options on futures contracts and stock indices and certain other securities, including transactions involving actual or deemed short sales or foreign exchange gains or losses are subject to many complex and special tax rules. For example, over-the-counter options on debt securities and certain equity options, including options on stock and on narrow-based stock indexes, will be subject to tax under Section 1234 of the Code, generally producing, a long-term or short-term capital gain or loss upon lapse of the option or sale of the underlying stock or security.

By contrast, a Fund's treatment of certain other options, futures and forward contracts entered into by the Fund is generally governed by Section 1256 of the Code. These "Section 1256" positions generally include regulated futures contracts, foreign currency contracts, non-equity options and dealer equity options. Each such Section 1256 position held by a Fund will be marked-to-market (i.e., treated as if it were sold for fair market value) on the last business day of that Fund's fiscal year, and all gain or loss associated with fiscal year transactions and marked-to-market positions at fiscal year end (except certain currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market may be to

                                      38
The Allianz Variable Insurance Products Fund of Funds Trust -SAI- May 1, 2006 accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within such Fund. The acceleration of income on Section 1256 positions may require the Fund to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, a Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources, such as the sale of the Fund's shares. In these ways, any or all of these rules may affect the amount, character and timing of income earned and in turn distributed to shareholders by the Funds.

When a Fund holds options or contracts which substantially diminish its risk of loss with respect to other positions (as might occur in some hedging transactions), this combination of positions could be treated as a straddle for tax purposes, resulting in possible deferral of losses, adjustments in the holding periods of securities owned by a Fund and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles, i.e., straddles comprised of at least one Section 1256 position and at least one non-Section 1256 position, which may reduce or eliminate the operation of these straddle rules.

Each Fund will monitor its transactions in such options and contracts and may make certain other tax elections in order to mitigate the effect of the above rules and to prevent disqualification of a Fund as a RIC under Subchapter M of the Code.

In order for a Fund to qualify as a RIC for any taxable year, at least 90% of the Fund's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, including gains from foreign currencies, and other income derived with respect to the business of investing in stock, securities or currencies. Future Treasury regulations may provide that foreign exchange gains may not qualify for purposes of the 90% limitation if such gains are not directly related to a Fund's principal business of investing in stock or securities, or options or futures with respect to such stock or securities. Currency speculation or the use of currency forward contracts or other currency instruments for non-hedging purposes may generate gains deemed to be not directly related to the Fund's principal business of investing in stock or securities and related options or futures. Each Fund will limit its activities involving foreign exchange gains to the extent necessary to comply with the above requirements.

The federal income tax treatment of interest rate and currency swaps is unclear in certain respects and may in some circumstances result in the realization of income not qualifying under the 90% limitation described above. Each Fund will limit its interest rate and currency swaps to the extent necessary to comply with this requirement.

Under Code Section 817(h), a segregated asset account upon which a variable annuity contract or variable life insurance policy is based must be "adequately diversified." A segregated asset account will be adequately diversified if it complies with certain diversification tests set forth in Treasury regulations. If a RIC satisfies certain conditions relating to the ownership of its shares, a segregated asset account investing in such investment company will be entitled to treat its pro rata portion of each asset of the investment company as an asset for purposes of these diversification tests. The Funds intend to meet these ownership conditions and to comply with the diversification tests noted above. Accordingly, a segregated asset account investing solely in shares of a Fund will be adequately diversified if the Funds meet the foregoing requirements.

However, the failure of a Fund to meet such conditions and to comply with such tests could cause the owners of variable annuity contracts and variable life insurance policies based on such account to recognize ordinary income each year in the amount of any net appreciation of such contract or policy during the year.

Provided that a Fund and a segregated asset account investing in the Fund satisfy the above requirements, any distributions from the Fund to such account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or variable life insurance policy.

Persons investing in a variable annuity contract or variable life insurance policy offered by a segregated asset account investing in a Fund should refer to the Prospectus with respect to such contract or policy for further tax information.

Information set forth in the prospectus and this SAI which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of shares of the Funds. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its shareholders and this description is not intended as a substitute for federal tax planning. Accordingly, potential purchasers of shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation, including any application of foreign, state or local tax laws. In addition, the tax discussion in the Prospectus and this SAI is based on tax laws and regulations which

                                      39
The Allianz Variable Insurance Products Fund of Funds Trust -SAI- May 1, 2006 are in effect on the date of the Prospectus and this SAI. Such laws and regulations may be changed by legislative or administrative action.


ADDITIONAL TAX INFORMATION CONCERNING FUNDS THAT MAY INVEST IN NON-U.S. CORPORATIONS
The Permitted Underlying Funds may invest in non-U.S. corporations, which may be treated as "passive foreign investment companies" ("PFICs") under the Code. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent that a fund invests in PFICs, it may adopt certain tax strategies to reduce or eliminate the adverse effects of certain federal tax provisions governing PFIC investments. Many non-U.S. banks and insurance companies may be excluded from PFIC treatment if they satisfy certain technical requirements under the Code. To the extent that a fund invests in foreign securities which are determined to be PFIC securities and is required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to such fund's shareholders. Therefore, the payment of this tax would reduce such fund's economic return from its PFIC investments. Gains from dispositions of PFIC shares and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.


TAXATION OF THE PERMITTED UNDERLYING FUNDS
Each Permitted Underlying Fund intends to qualify annually and elects to be treated as a regulated investment company under Subchapter M of the Code. In any year in which a Permitted Underlying Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the Fund generally will not pay any federal income or excise tax.

PERFORMANCE INFORMATION
From time to time performance information for the Funds showing their standardized average annual total return, non-standardized return and/or yield may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Standardized average annual total return of a Fund will be calculated for the period since the establishment of the Fund and will reflect the imposition of the maximum sales charge, if any. Standardized average annual total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result. Yield of a Fund will be computed by dividing a Fund's net investment income per share earned during a recent one-month period by that Fund's per share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result.

In addition, from time to time the Funds may present their respective distribution rates in shareholder reports and in supplemental sales literature which is accompanied or preceded by a Prospectus and in shareholder reports. Distribution rates will be computed by dividing the distribution per share over a twelve-month period by the maximum offering price per share. The calculation of income in the distribution rate includes both income and capital gains dividends and does not reflect unrealized gains or losses, although a Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital gains which are often non-recurring in nature, whereas yield does not include such items. Distribution rates may also be presented excluding the effect of a sales charge, if any.

Total return, whether standardized or non-standardized, and yield are functions of the type and quality of instruments held in the portfolio, levels of operation expenses and changes in market conditions. Consequently, total return and yield will fluctuate and are not necessarily representative of future results. Any fees charged by Allianz Life Insurance Company of North America or any of its affiliates with respect to customer accounts for investing in shares of the Funds will not be included in performance calculations. Such fees, if charged, will reduce the actual performance from that quoted. In addition, if the Manager or BISYS voluntarily reduce all or a part of their respective fees, as further discussed in the Prospectus, the total return of such Fund will be higher than it would otherwise be in the absence of such voluntary fee reductions.

Yields and total returns quoted for the Funds include the effect of deducting the Funds' expenses, but may not include charges and expenses attributable to a particular Contract. Since shares of the Funds may be purchased only through a Contract, you should carefully review the prospectus of the Contract you have chosen for information on relevant charges and expenses. Including these charges in the quotations of the Funds' yield and total return would have the effect of

                                      40
The Allianz Variable Insurance Products Fund of Funds Trust -SAI- May 1, 2006 decreasing performance. Performance information for the Funds must always be accompanied by, and reviewed with, performance information for the insurance product which invests in the Funds.

YIELDS OF THE MONEY MARKET FUND
The standardized seven-day yield for the Money Market Fund, a Permitted Underlying Fund, is computed: (1) by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account in that Fund having a balance of one share at the beginning of the seven-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts; (2) dividing the difference by the value of the account at the beginning of the base period to obtain the base period return; and (3) annualizing the results (i.e., multiplying the base period return by (365/7)). The net change in the account value of the Money Market Fund includes the value of additional shares purchased with dividends from the original share, dividends declared on both the original share and any additional shares, and all fees, other than non-recurring account charges charged to all shareholder accounts in proportion to the length of the base period and assuming that Fund's average account size. The capital changes to be excluded from the calculation of the net change in account value are net realized gains and losses from the sale of securities and unrealized appreciation and depreciation.

At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any historical results will continue.

YIELDS OF THE NON-MONEY MARKET FUNDS
Yields of each of the non-money market Permitted Underlying Funds that compose the VIP Trust and the Funds will be computed by analyzing net investment income per share for a recent thirty-day period and dividing that amount by a Fund share's maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each of the non-money market Permitted Underlying Funds that compose the VIP Trust and the Funds will vary from time to time depending upon market conditions, the composition of a fund's portfolio and operating expenses of the Trust allocated to each fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of each of the Funds.

CALCULATION OF TOTAL RETURN
Standardized average annual total return is a measure of the change in value of the investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. Standardized average annual total return will be calculated by: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund and all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had immediately been reinvested, (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period, (3) assuming redemption at the end of the period, and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

MISCELLANEOUS
Individual Trustees are elected by the shareholders and, subject to removal by a vote of two-thirds of the Board of Trustees, and serve until their successors are elected and qualified. Meetings of shareholders are not required to be held at any specific intervals. Individual Trustees may be removed by vote of the shareholders voting not less than two-thirds of the shares then outstanding.

The Trust is registered with the SEC as a management investment company. Such registration does not involve supervision of the management policies of the Trust.

The Prospectus and this SAI omit certain of the information contained in the registration statement filed with the SEC. Copies of such information may be obtained from the SEC by payment of the prescribed fee.

                                      41
The Allianz Variable Insurance Products Fund of Funds Trust -SAI- May 1, 2006

Holders of Contracts issued by Participating Insurance Companies for which shares of the Funds are the investment vehicle will receive from the Participating Insurance Companies the Trust's unaudited semi-annual financial statements and year-end financial statements audited by the Trust's independent registered public accounting firm. Each report will show the investments owned by the Funds and the market values of the investments and will provide other information about the Funds and their operations.

The Trust currently does not foresee any disadvantages to the holders of Contracts of affiliated and unaffiliated Participating Insurance Companies arising from the fact that the interests of the holders of Contracts may differ due to differences of tax treatment or other considerations or due to conflict between the affiliated or unaffiliated Participating Insurance Companies. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. The Contracts are described in the separate prospectuses issued by the Participating Insurance Companies. The Trust assumes no responsibility for such prospectuses.

The portfolio managers of the Funds and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include, but are not limited to, the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products and tax, retirement and investment planning.

The Prospectus and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this SAI.

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The Allianz Variable Insurance Products Fund of Funds Trust -SAI- May 1, 2006

FINANCIAL STATEMENTS
Audited financial statements as of December 31, 2005, are incorporated by reference to the Annual Report to shareholders, dated as of December 31, 2005, which has been previously sent to shareholders of each Fund pursuant to the 1940 Act and previously filed with the Securities and Exchange Commission. A copy of the Annual Report and the Funds' latest Semi-Annual Report may be obtained without charge upon written request from the trust at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free 1-877-833-7113.


PROXY VOTING POLICIES AND PROCEDURES
The proxy voting policies and procedures of the Trust and Allianz Life Advisers are located in Appendix B to this SAI.


Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request, by accessing the Fund's website at https://www.allianzlife.com/ProductsServices/Annuities/Variable/OptionInfo.aspx or by accessing the SEC's EDGAR database via the Internet at www.sec.gov.


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The Allianz Variable Insurance Products Fund of Funds Trust -SAI- May 1, 2006

--------------------------------------------------------------------------------
APPENDIX A

COMMERCIAL PAPER RATINGS

A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

"A-1" -- Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

"A-2" -- Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations rated "A-1". However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

"A-3" -- Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

"B" -- Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

"C" -- Obligations are currently vulnerable to nonpayment and are dependent on favorable business, financial, and economic conditions for the obligor to meet its financial obligation.

"D" -- Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

"Prime-1" -- Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

"Prime-2" -- Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

"Prime-3" -- Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

"Not Prime" -- Issuers do not fall within any of the rating categories.

The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

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"D-1+" -- Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

"D-1" -- Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

"D-1-" -- Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

"D-2" -- Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

"D-3" -- Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

"D-4" -- Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

"D-5" -- Issuer has failed to meet scheduled principal and/or interest payments.

Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

"F1" -- Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

"F2" -- Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of securities rated "F1."

"F3" -- Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

"B" -- Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

"C" -- Securities possess high default risk. This designation indicates that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

"D" -- Securities are in actual or imminent payment default.

Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson
BankWatch:

"TBW-1" -- This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

"TBW-2" -- This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

"TBW-3" -- This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

"TBW-4" -- This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.

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CORPORATE AND LONG-TERM DEBT RATINGS

THE FOLLOWING SUMMARIZES THE RATINGS USED BY STANDARD & POOR'S FOR CORPORATE AND MUNICIPAL DEBT:

"AAA" -- An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

"AA" -- An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

"A" -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

"BBB" -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

"BB," "B," "CCC," "CC" and "C" -- Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

"BB" -- Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

"B" -- Debt is more vulnerable to non-payment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

"CCC" -- Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

"CC" -- An obligation rated "CC" is currently highly vulnerable to non-payment.

"C" -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

"D" -- An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-) -- The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

"r" -- This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

THE FOLLOWING SUMMARIZES THE RATINGS USED BY MOODY'S FOR CORPORATE AND MUNICIPAL LONG-TERM DEBT:
"Aaa" -- Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa" -- Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be

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The Allianz Variable Insurance Products Fund of Funds Trust -SAI- May 1, 2006
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as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

"A" -- Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa" -- Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"Ba," "B," "Caa," "Ca" and "C" -- Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

Con. (--) -- Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

"AAA" -- Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

"AA" -- Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

"A" -- Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

"BBB" -- Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

"BB," "B," "CCC," "DD" and "DP" -- Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

"AAA" -- Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of investment risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is very unlikely to be adversely affected by foreseeable events.

"AA" -- Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of investment risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

"A" -- Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of investment risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to adverse changes in circumstances or in economic conditions than bonds with higher ratings.

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"BBB" -- Bonds considered to be investment grade and of good credit quality.
These ratings denote that there is currently a low expectation of investment risk. The capacity for timely payment of financial commitments is adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this category.

"BB" -- Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

"B" -- Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

"CCC," "CC" and "C" -- Bonds have high default risk. Capacity for meeting financial commitments is reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

"DDD," "DD" and "D" -- Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

"AAA" -- This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

"AA" -- This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

"A" -- This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

"BBB" -- This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

"BB," "B," "CCC" and "CC" -- These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

"D" -- This designation indicates that the long-term debt is in default.

PLUS (+) OR MINUS (-) -- The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

                                      48
The Allianz Variable Insurance Products Fund of Funds Trust -SAI- May 1, 2006

--------------------------------------------------------------------------------

APPENDIX B -- PROXY VOTING POLICIES


             ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST


PROXY VOTING POLICY AND PROCEDURES

I.      POLICY(1)


    A. BASIS FOR PROXY VOTING. It is contemplated that initially the only equity securities (for which proxies may be voted) of the Allianz Variable Insurance Products Fund of Funds Trust (the "Trust") will be shares of Permitted Underlying Funds which are affiliated with Allianz Life Advisers, LLC ("AZL"). Proxies solicited by such affiliated Permitted Underlying Funds shall be voted by the Trust in the same ratio that such shares are voted by investors in such Permitted Underlying Funds who are not affiliated with AZL.


II.     PROCEDURES - VOTING RECORD REPORTING

    1. ANNUAL FILING ON FORM N-PX. The Trust shall file an annual report of each proxy voted with respect to portfolio securities of the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.

III.    DISCLOSURES

       The Trust shall include in its registration statement:
          o    A description of this policy; and
          o A statement disclosing that information regarding how the Trust voted proxies relating to Fund securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust's toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.
          o The Trust shall include in its Annual and Semi-Annual Reports to shareholders:
          o A statement disclosing that a description of the policies and procedures used by or on behalf of the Trust to determine how to vote proxies relating to portfolio securities of the Funds is available without charge, upon request, by calling the Trust's toll-free telephone number; or through a specified Internet address; and on the SEC website.
          o A statement disclosing that information regarding how the Trust voted proxies relating to portfolio securities of the Funds during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust's toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.



--------------------------
(1) This policy is adopted for the purpose of the disclosure requirements adopted by the Securities and Exchange Commission, Release No. 33-8188, 34-47304, IC-25922.

                                      49
The Allianz Variable Insurance Products Fund of Funds Trust -SAI- May 1, 2006



                           PART C
                      OTHER INFORMATION
                     ___________________

ITEM 23.  EXHIBITS

Exhibit
Number       Description of Exhibit
------------ -------------------------------------------------------------------


(a)          Agreement and Declaration of Trust dated June 16, 2004 (3)
(b)          By-laws (3)
(c)          N/A
(d) (1)      Form of Investment Advisory Agreement(4)
(d) (2)      Morningstar Consulting Agreement*
(e)          Form of Distribution Agreement(4)
(f)          Not Applicable
(g)          Form of Custody Agreement(4)
(h) (1)      Form of Services Agreement(4)
(h) (2)      Form of CCO Amendment to Services Agreement(4)
(h) (3)      Participation Agreement*
(h) (4)      Expense Limitation Agreement*
(h) (5)      Administrative Services Agreement dtd January 1, 2006*
(i)          Opinion and Consent of Counsel to the Registrant*
(j)          Consent of KPMG LLP(Independent Registered Public Accounting Firm)*
(k)          N/A
(l)          N/A
(m)          N/A
(n)          N/A
(o)          N/A
(p)(1)(i)    Code of Ethics of BISYS Fund Services, L.P.(1)
(p)(1)(ii)   Code of Ethics of USAllianz Advisers, LLC(2)
(p)(1)(iii)  Code of Ethics of USAllianz Variable Insurance Products Fund
             of Funds Trust(4)
(q)          Powers of Attorney *
(r)          Company Organizational Chart (5)


*filed herewith

(1)Incorporated by reference from Post Effective Amendment
   No. 1 to USAllianz VIP Trust's N1A filing (file Nos. 333-83423 and 811-09491) as electronically filed on April 24, 2000.

(2)Incorporated by reference from Post Effective Amendment
   No. 4 to USAllianz VIP Trust's N1A filing (file Nos. 333-83423 and 811-09491) as electronically filed on April 20, 2001.

(3)Incorporated by reference from Registrant's N1A filing (file Nos. 333-119867 and 811-21624) as electronically filed on October 21, 2004.

(4)Incorporated by reference from Registrant's N1A filing (file Nos. 333-119867 and 811-21624) as electronically filed on December 30, 2004.

(5)Incorporated by reference from Pre Effective Amendment No. 4 to Registrant's N1A filing (file Nos. 333-119867 and 811-21624) as electronically filed on March 30, 2005.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

The Company organizational chart is incorporated in this filing as Exhibit (r).


ITEM 25.  INDEMNIFICATION

         The Trust's Agreement and Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties or, in a criminal proceeding, such Trustee or officers had reasonable cause to believe their conduct was unlawful. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed i n the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Allianz Life Advisers, LLC - this information is included in Form ADV (CRD #111925) filed with the SEC by Allianz Life Advisers and is incorporated by reference herein.

ITEM 27.  PRINCIPAL UNDERWRITER

         (a) BISYS Fund Services L.P. serves as the Registrant's principal underwriter and serves as the principal underwriter for the following investment companies:

                     BISYS FUND SERVICES LIMITED PARTNERSHIP

American Independence Funds Trust
American Performance Funds
The Bjurman, Barry Funds
The Coventry Group
Excelsior Funds, Inc.
Excelsior Funds Trust
Excelsior Tax-Exempt Funds, Inc.
First Focus Funds, Inc.
The Hirtle Callaghan Trust
HSBC Advisor Funds Trust
HSBC Investor Funds
Legacy Funds Group
Old Westbury Funds, Inc.
Pacific Capital Funds
STI Classis Funds
STI Classic Variable Trust
Allianz Variable Insurance Products Trust
Variable Insurance Funds
Vintage Mutual Funds, Inc.

BISYS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS' main address is 100 Summer St., 15th Floor, Boston, Massachusetts 02110. Office of Supervisory Jurisdiction (OSJ) Branch is at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of the BISYS Group, Inc.


     (b)     Officers and Directors.

             Name and Principal           Position
             Business Address             with Underwriter
             -----------------------      ---------------------
             Richard F. Froio             President and Director
             Elliott Dobin                Secretary
             Bryan Bey                    Vice President, Director and Assistant Compliance Officer
             James L. Smith               Vice President, Director and Chief Compliance Officer
             Edward Pike                  Financial Operations Principal

     (c)     Not applicable.


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

         Registrant's accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are in the physical possession of the following:

         BISYS Fund Services
         3435 Stelzer Road, Columbus, Ohio 43219 31a-1(a) 31a-1(b)(2)A, B, C and D 31a-1(b) 5, 6, 8, 9, 10, 11, 12 31a-2(a) 1 and 2
                  31a-2(c)

         BISYS Fund Services
         60 State Street, Suite 1300, Boston MA  02109
                  31a-1(b)4

         Allianz Life Advisers, LLC
         5701 Golden Hills Drive, Minneapolis, Minnesota  55416
                  31a-1(b) 11
                  31a-1(c)

ITEM 29.  MANAGEMENT SERVICES

         N/A

ITEM 30.  UNDERTAKINGS

         N/A




                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Golden Valley, in the State of Minnesota on the 26th day of April, 2006.

                                          ALLIANZ VARIABLE INSURANCE
                                          PRODUCTS FUND OF FUNDS TRUST

                                          By:  /s/ Jeffrey Kletti
                                          ------------------------------------
                                          Jeffrey Kletti, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Allianz Variable Insurance Products Fund of Funds Trust has been signed below by the following persons in the capacities indicated on April 26th, 2006.


SIGNATURE                                    TITLE
----------                                   -----


/s/ Harrison Conrad*                         Trustee
- -------------------------------------
Harrison Conrad

/s/ Roger A. Gelfenbein*                     Trustee
- -------------------------------------
Roger A. Gelfenbein

/s/ Arthur C. Reeds III*                     Trustee
- -------------------------------------
Arthur C. Reeds III

/s/ Troy Sheets                              Treasurer (principal financial and
- -------------------------------------      accounting officer)
Troy Sheets

/s/ Claire R. Leonardi*                      Trustee
- -------------------------------------
Claire R. Leonardi

/s/ Dickson W. Lewis*                        Trustee
- -------------------------------------
Dickson W. Lewis

/s/ Peter W. McClean*                        Trustee
- -------------------------------------
Peter W. McClean

/s/ Jeffrey Kletti                           Trustee and President
- -------------------------------------      (Principal Executive Officer)
Jeffrey Kletti

/s/ Michael Ahles                            Trustee
- -------------------------------------
Michael Ahles


*By Power of Attorney

By: /s/ H. Bernt von Ohlen
------------------------------
        H. Bernt von Ohlen, Senior Counsel

*Pursuant to powers of attorney filed as Exhibit (q) to this Registration
Statement


                  ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

                                     INDEX OF EXHIBITS




EXHIBIT     DESCRIPTION OF EXHIBIT

 (d)(2)     Morningstar Consulting Agreement
 (h)(3)     Participation Agreement
 (h)(4)     Expense Limitation Agreement
 (h)(5)     Administrative Services Agreement dtd January 1, 2006
 (i)        Opinion and Consent of Counsel to the Registrant
 (j)        Consent of KPMG LLP
 (q)        Powers of Attorney